GAM GLOBAL FUND

                                GAM INTERNATIONAL
                                      FUND

                                GAM PACIFIC BASIN
                                      FUND

                                GAM JAPAN CAPITAL
                                      FUND

                                   GAM EUROPE
                                      FUND

                                  GAM AMERICAN
                                   FOCUS FUND

                                GAMERICA CAPITAL
                                      FUND



                            GLOBAL ASSET MANAGEMENT

================================================================================
                                 GAM Funds, Inc.


                           PROSPECTUS o APRIL 30, 2001



GAM Funds, Inc. (the "Company") is a diversified, open-end investment company. The Company offers investors the opportunity to invest in seven different portfolios (the "Funds") which invest primarily in equity securities. Shares of one portfolio may be exchanged for shares of the same class of another portfolio.

The Funds described in this Prospectus are managed by GAM International Management Limited ("GIML"). Global Asset Management (USA) Inc. ("GAMUSA") serves as the Co-Investment Advisor to the GAM American Focus Fund pursuant to an Interim Advisory Agreement. GIML and GAM USA are collectively referred to as the "Investment Advisors." GAM Services, Inc. ("GAM Services"), an affiliate of GAMUSA and GIML, serves as the principal underwriter for the Funds' securities.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved the Funds' shares as an investment. Neither the SEC nor any state security commission has determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

Table of Contents

================================================================================


            I. RISK AND RETURN SUMMARY

                   GAM Global Fund                                3

                   GAM International Fund                        10

                   GAM Pacific Basin Fund                        16

                   GAM Japan Capital Fund                        22

                   GAM Europe Fund                               28

                   GAM American Focus Fund                       34

                   GAMerica Capital Fund                         40



            II. MANAGEMENT OF THE FUNDS                          44



            III. SHAREHOLDER INFORMATION

                   Choosing the appropriate share class          47

                   How to buy shares                             51

                   How to sell shares                            52

                   How to exchange shares                        53

                   Account services                              54

                   Dividends and tax matters                     54



            IV. FINANCIAL HIGHLIGHTS                             56

================================================================================








                      [This Page Intentionally Left Blank]




                                       2
                                      ---

I. Risk and Return Summary

================================================================================


GAM Global Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in any country of the world, including the United States, Canada, Europe and the Pacific Basin. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

If the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. To determine the relative attractiveness of stocks versus bonds, the investment advisor compares the stock's earnings yield to short- and long-term interest rates. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting either a stock or bond, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries and sectors are avoided when the investment advisor regards them as too risky based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. The investment advisor seeks growth stocks at reasonable prices. Generally, the investment advisor prefers companies with:

o Good industry fundamentals (sound balance sheet; solid earnings record; strong forecasted earnings growth)

o "Pricing power" (the ability to raise prices at or above the rate of inflation)

o  High market share

o Some degree of "organic" growth not tied to the overall state of the economy (strength of the ongoing business itself absent growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company indicates a change in the company's prospects. For example, a loss of market share or less-than-expected or negative earnings growth would indicate a deterioration of fundamentals. Sales are also triggered when a company reaches a high price per earnings ratio relative to earnings growth and interest rates.

The investment advisor does not screen potential companies based on size of the company. Rather, the investment advisor takes into account its ability to purchase or sell the company's stock with relative ease within a short time frame.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o INFORMATION There is likely to be less available information about foreign securities than is available about

                                       3
                                      ---
                   GAM FUNDS INC PROSPECTUS / GAM GLOBAL FUND

================================================================================

U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.

o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o INTEREST RATE RISK Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       4
                                      ---
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================




                      [This Page Intentionally Left Blank]



                                       5
                                      ---

                                 GAM GLOBAL FUND


PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM GLOBAL FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

GLOBAL

 10.61   -4.65     75.3  -16.15   36.25   12.74   34.95   2.57   14.23    -16.34
--------------------------------------------------------------------------------
   91       92      93      94      95      96      97      98      99      00


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    27.26% in 4th quarter of 1993
Lowest Performing Quarter    -13.89% in 2nd quarter of 2000



THE MSCI WORLD INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.


--------------------------------------------------------------------------------
  GAM GLOBAL FUND
  1-, 5-, AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI WORLD INDEX AS OF DECEMBER 31, 2000


  CLASS                                   1 YEAR    5 YEAR          10 YEAR
    (INCEPTION DATE)                                          (OR LIFE-OF-CLASS-
                                                                    IF LESS
                                                                 THAN 10 YEARS)

  A SHARES (MAY 28, 1986)
    (AFTER MAXIMUM SALES LOAD OF 5%)     -20.52%     7.22%          11.58%

  B SHARES (MAY 26, 1998)
    (WITH DEFERRED SALES CHARGE)         -21.00%      N/A           -6.83%*

  C SHARES (MAY 19, 1998)
    (WITH DEFERRED SALES CHARGE)         -17.78%      N/A           -5.90%*

  D SHARES (OCTOBER 6, 1995)
    (AFTER MAXIMUM SALES LOAD OF 3.5%)   -19.49%     7.14%           8.14%*

  MSCI WORLD INDEX**                     -12.92%    12.53%          12.44%



*  Returns of MSCI World Index were for the Life-of-Class B: 6.52%; C: 6.65% and
   D: 13.03%.

** The MSCI World Index is an unmanaged, broad-based index of foreign and domestic securities and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       6
                                      ---
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
  GAM GLOBAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                       CLASS A     CLASS B    CLASS C    CLASS D

  SALES CHARGES (paid directly from
    your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
    (as a percentage of the
    offering price)                      5.00%      0.00%      0.00%      3.50%
  Maximum Deferred Sales Charge
   (as a percentage of the original
   purchase price or the amount
   redeemed, whichever is less)          0.00%*     5.00%      1.00%      0.00%

  ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)
    (expenses that are deducted from Fund assets)

-------------------------------------------------------------------------------
  Management Fees                        1.00%      1.00%      1.00%      1.00%
  Distribution (12b-1) Fees              0.30%      1.00%      1.00%      0.50%
  Other Expenses                         0.83%      0.92%      0.95%      1.01%
  TOTAL FUND OPERATING EXPENSES          2.13%      2.92%      2.95%      2.51%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."


THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
--------------------------------------------------------------------------------
 EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
 IN GAM GLOBAL FUND

                                        CLASS A    CLASS B*   CLASS C    CLASS D
  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                            705        795        398        595
  For three years                        1,134      1,204       913       1,104
  For five years                         1,587      1,738      1,552      1,639
  For ten years                          2,839      3,056      3,271      3,096

  EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                            705        295        298        595
  For three years                        1,134       904        913       1,104
  For five years                         1,587      1,538      1,552      1,639
  For ten years                          2,839      3,056      3,271      3,096


*  Class B converts to Class A at end of Year 8.

                                       7
                                      ---
                   GAM FUNDS INC PROSPECTUS / GAM GLOBAL FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

The frequency of short sales will vary substantially under different market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o ADJUSTABLE RATE INDEX NOTES (ARINS) ARINs are a form of promissory note issued by brokerage firms or other counterparties which pay more principal or interest if the value of another security falls, and less principal or interest if the value of another security rises.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell "put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.


RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o DERIVATIVE INSTRUMENTS Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment

                                       8
                                      ---
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

   techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       9
                                      ---
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAM International Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in any country of the world, other than the United States--normally Canada, Europe and the Pacific Basin. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. To determine the relative attractiveness of stocks versus bonds, the investment advisor compares the stock's earnings yield to short- and long-term interest rates. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting either a stock or bond, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries and sectors are avoided when the investment advisor regards them as too risky based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. The investment advisor seeks growth stocks at reasonable prices. Generally, the investment advisor prefers companies with:

o Good industry fundamentals (sound balance sheet; solid earnings record; strong forecasted earnings growth)

o "Pricing power" (the ability to raise prices at or above the rate of inflation)

o  High market share

o Some degree of "organic" growth not tied to the overall state of the economy (strength of the ongoing business itself absent growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company indicates a change in the company's prospects. For example, a loss of market share or less-than-expected or negative earnings growth would indicate a deterioration of fundamentals. Sales are also triggered when a company reaches a high price per earnings ratio relative to earnings growth and interest rates.

The investment advisor does not screen potential companies based on size of the company. Rather, the investment advisor takes into account its ability to purchase or sell the company's stock with relative ease within a short time frame.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies.

                                       10
                                      ---
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

   Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.

o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o INTEREST RATE RISK Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       11
                                      ---
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM INTERNATIONAL FUND


PAST PERFORMANCE AND EXPENSES


A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM INTERNATIONAL FUND
  CLASS A SHARES ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

 15.56   3.08   79.96     -10.23   30.09   8.98   28.93    7.22   6.99    -22.74
--------------------------------------------------------------------------------
   91      92      93       94      95      96      97      98      99      00


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    31.00% in 4th quarter of 1999
Lowest Performing Quarter    -17.74% in 2nd quarter of 2000



THE MSCI EAFE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM INTERNATIONAL FUND
  1-, 5-, AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI EAFE INDEX
  AS OF DECEMBER 31, 2000


  CLASS                                  1 YEAR       5 YEAR       10 YEAR
    (INCEPTION DATE)                                          (OR LIFE-OF-CLASS-
                                                                   IF LESS
                                                                 THAN 10 YEARS)

  A SHARES (JANUARY 2, 1985)
    (AFTER MAXIMUM SALES LOAD OF 5%)     -26.61%       3.42%         11.47%

  B SHARES (MAY 26, 1998)
    (WITH DEFERRED SALES CHARGE)         -26.36%        N/A         -11.64%*

  C SHARES (MAY 19, 1998)
    (WITH DEFERRED SALES CHARGE)         -23.88%        N/A          -9.95%*

  D SHARES (SEPTEMBER 18, 1995
    (AFTER MAXIMUM SALES LOAD OF 3.5%)   -25.52%       3.53%          5.09%*

  MSCI EAFE INDEX**                      -13.96%       7.43%          8.56%



*  Returns of MSCI EAFE Index were for the Life-of-Class B: 4.34%; C: 5.29% and
   D: 8.34%.

** The MSCI EAFE (Europe, Australia, Far East) Index is an unmanaged index of foreign stocks in Austria, Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       12
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
  GAM INTERNATIONAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                        CLASS A    CLASS B   CLASS C    CLASS D

  SALES CHARGES (paid directly
    from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
    (as a percentage of the
    offering price)                      5.00%      0.00%      0.00%      3.50%
  Maximum Deferred Sales Charge
    (as a percentage of the original
    purchase price or the amount
    redeemed, whichever is less)         0.00%*     5.00%      1.00%      0.00%

  ANNUAL FUND OPERATING EXPENSES
    (% OF NET ASSETS) (expenses that
    are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                        1.00%      1.00%      1.00%      1.00%
  Distribution (12b-1) Fees              0.30%      1.00%      1.00%      0.50%
  Other Expenses                         0.60%      0.51%      0.54%      0.51%
  TOTAL FUND OPERATING EXPENSES          1.90%      2.51%      2.54%      2.01%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
--------------------------------------------------------------------------------
  EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
  IN GAM INTERNATIONAL FUND

                                        CLASS A    CLASS B*   CLASS C    CLASS D

  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                            683        754        357        547
  For three years                        1,067      1,082       791        958
  For five years                         1,475      1,536      1,350      1,395
  For ten years                          2,611      2,696      2,875      2,606

  EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                            683        254        257        547
  For three years                        1,067       782        791        958
  For five years                         1,475      1,336      1,350      1,395
  For ten years                          2,611      2,696      2,875      2,606

*  Class B converts to Class A at the end of Year 8.



                                       13
                                      ---
                GAM FUNDS INC PROSPECTUS / GAM INTERNATIONAL FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

The frequency of short sales will vary substantially under different market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

O FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o ADJUSTABLE RATE INDEX NOTES (ARINS) ARINs are a form of promissory note issued by brokerage firms or other counterparties which pay more principal or interest if the value of another security falls, and less principal or interest if the value of another security rises.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.


RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o DERIVATIVE INSTRUMENTS Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

                                       14
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment port folio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.



                                       15
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

Gam Pacific Basin Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Australia and New Zealand. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund has a fundamental policy of concentrating at least 25% of its assets in the financial services sector. Thus, more than 25% of the value of the total assets of the Fund will ordinarily be invested in the financial services sector, which sector includes banking, financial services, insurance and real estate.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic environment and attempts to exclude speculative and highly illiquid countries. Specific sectors and stocks are excluded when viewed as over-valued. Within those markets identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o  Experience and shareholder focus of company management

o Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth

o  Competitive position within the industry

o  Price of the stock compared to forecasted growth rate

o  Liquidity as measured by market capitalization and daily trading volume

o  Capability of management

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in cash flow per share than the benchmark index (MSCI Pacific Index). Companies selected tend to have large market capitalizations with high liquidity, although the Fund is not restricted in terms of the size of the companies in which it invests. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when, for example, management leaves, the industry goes into a decline, or the company becomes overvalued by the markets. Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Since the Fund invests principally in the Pacific Basin, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the impo-

                                       16
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685
   sition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.

o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o INTEREST RATE RISK Interest rate refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risks may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

Since the Fund will concentrate its investments in the financial services sector, it may be subject to greater share price fluctuations than a non-concentrated fund and there is the risk that the Fund will perform poorly during a downturn in that sector. Also, changes in government policies and regulation, interest rates, currency exchange rates, and other factors affecting the financial markets may affect businesses in the finance sector more significantly. In addition, as the Fund's investments are concentrated in investments in the financial services sector in the Pacific Basin, the Fund may be more volatile than a more diversified Pacific Basin sector fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing. Also, the Fund may only be appropriate if you can tolerate concentrated investments in a single market sector within the Pacific Basin region. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

                                       17
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM PACIFIC BASIN FUND


PAST PERFORMANCE AND EXPENSES


A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM PACIFIC BASIN FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

 16.71    -0.37   51.52   7.41     4.5   -0.39    -30    -3.99    74.91  -23.21
--------------------------------------------------------------------------------
   91       92      93      94      95      96     97       98     99       00


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    36.64% in 4th quarter of 1999
Lowest Performing Quarter    -26.11% in 4th quarter of 1997


THE MSCI PACIFIC INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM PACIFIC BASIN FUND
  1-, 5-, AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI PACIFIC INDEX AS OF DECEMBER 31, 2000


  CLASS                                   1 YEAR      5 YEAR       10 YEAR
    (INCEPTION DATE)                                          (OR LIFE-OF-CLASS-
                                                                   IF LESS
                                                                THAN 10 YEARS)

  A SHARES (MAY 6, 1987)
    (AFTER MAXIMUM SALES LOAD OF 5%)      -27.05%     -3.10%        5.38%

  B SHARES (MAY 26, 1998)
    (AFTER DEFERRED SALES CHARGE)         -27.17%        N/A        8.79%*

  C SHARES (JUNE 1, 1998)
    (WITH DEFERRED SALES CHARGE)          -24.94%        N/A        6.88%*

  D SHARES (OCTOBER 18, 1995)
    (AFTER MAXIMUM SALES LOAD OF 3.5%)    -26.42%     -3.40%       -2.86%*

  MSCI PACIFIC INDEX**                    -25.64%     -3.78%        1.77%



* Returns of MSCI Pacific Index were for the Life-of-Class B: 9.02%; C: 11.29% and D: -2.20%.

** The MSCI Pacific Index is an unmanaged index of securities listed on the stock exchanges of Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       18
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
  GAM PACIFIC BASIN FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                        CLASS A    CLASS B    CLASS C    CLASS D

  SALES CHARGES (paid directly from
    your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
    (as a percentage of the
    offering price)                      5.00%      0.00%      0.00%      3.50%
  Maximum Deferred Sales Charge
    (as a percentage of the original
    purchase price or the amount
    redeemed, whichever is less)         0.00%*     5.00%      1.00%      0.00%

  ANNUAL FUND OPERATING EXPENSES
    (% OF NET ASSETS) (expenses that
    are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                        1.00%      1.00%      1.00%      1.00%
  Distribution (12b-1) Fees              0.30%      1.00%      1.00%      0.50%
  Other Expenses                         0.90%      1.07%      1.65%      1.45%
  TOTAL FUND OPERATING EXPENSES          2.20%      3.07%      3.65%      2.95%

* Except for investments of $1 million or more. See OInformation about contingent deferred sales charge.O

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
--------------------------------------------------------------------------------
  EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
  IN GAM PACIFIC BASIN FUND

                                        CLASS A    CLASS B*   CLASS C    CLASS D

  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                            712        810        467        638
  For three years                        1,154      1,248      1,117      1,231
  For five years                         1,621      1,811      1,888      1,848
  For ten years                          2,907      3,181      3,906      3,506

EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                            712        310        367        638
  For three years                        1,154       948       1,117      1,231
  For five years                         1,621      1,611      1,888      1,848
  For ten years                          2,907      3,181      3,906      3,506

*  Class B converts to Class A at end of Year 8.

                                       19
                                      ----
                GAM FUNDS INC PROSPECTUS / GAM PACIFIC BASIN FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o DERIVATIVE INSTRUMENTS Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

                                       20
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       21
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAM Japan Capital Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in Japan.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic environment and attempts to exclude sectors and stocks viewed as over-valued. Within those areas identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o  Experience and shareholder focus of company management

o Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth

o  Competitive position within the industry

o  Price of the stock compared to forecasted growth rate

o  Liquidity as measured by market capitalization and daily trading volume

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in book value per share than the benchmark index (Tokyo Stock Exchange Index). Companies selected tend to have a market capitalization of over $1 billion, although the Fund is not restricted in terms of the size of the companies in which it invests. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. For example, fundamental prospects are considered to have deterioriated when the company has been discounted in value in terms of its price per earnings ratio.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Since the Fund invests principally in Japan, it will be impacted by national events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes or similar items.

o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

                                       22
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.

o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o INTEREST RATE RISK Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       23
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM JAPAN CAPITAL FUND


PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS ON INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM JAPAN CAPITAL FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

    6.45        0.15           -2.58         -2.75         87.05        -32.30
-------------------------------------------------------------------------------
     95            96            97            98            99            00


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    21.68% in 4th quarter of 1999
Lowest Performing Quarter    -17.34% in 4th quarter of 2000


THE TOKYO STOCK EXCHANGE INDEX IS A MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM JAPAN CAPITAL FUND
  1-, 5-YEAR AND LIFE-OF-CLASS AVERAGE ANNUAL TOTAL RETURN
  FOR ALL RELEVANT SHARE CLASSES
  PLUS A COMPARISON TO THE TOKYO STOCK EXCHANGE
  AS OF DECEMBER 31, 2000


  CLASS                                   1 YEAR       5 YEAR      LIFE-OF-CLASS
    (INCEPTION DATE)

  A SHARES (JULY 1, 1994)
    (AFTER MAXIMUM SALES LOAD OF 5%)     -35.68%         2.68%        2.43%

  B SHARES (MAY 26, 1998)
    (AFTER DEFERRED SALES CHARGE)        -35.62%          N/A         5.16%*

  C SHARES (MAY 19, 1998)
    (AFTER DEFERRED SALES CHARGE)        -33.58%          N/A         5.98%*

  TOKYO STOCK EXCHANGE INDEX**           -32.79%        -5.23%       -5.28%



*  Returns of Tokyo Stock Exchange Index (TOPIX) were for the Life-of-Class B:
   10.09% and C: 9.88%.

** The Index (TOPIX) is an unmanaged composite index of companies listed on the First Section of the Tokyo Stock Exchange and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       24
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND

--------------------------------------------------------------------------------
  GAM JAPAN CAPITAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                              CLASS A      CLASS B       CLASS C
  SALES CHARGES (paid directly
    from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
    (as a percentage of the
     offering price)                            5.00%        0.00%        0.00%
  Maximum Deferred Sales Charge
    (as a percentage of the original
    purchase price or the amount
    redeemed, whichever is less)                0.00%*       5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES
    (% OF NET ASSETS) (expenses that
    are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                               1.00%        1.00%        1.00%
  Distribution (12b-1) Fees                     0.30%        1.00%        1.00%
  Other Expenses                                0.77%        1.06%        1.21%
  TOTAL FUND OPERATING EXPENSES                 2.07%        3.06%        3.21%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
--------------------------------------------------------------------------------
  EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
  IN GAM JAPAN CAPITAL FUND


                                              CLASS A      CLASS B*      CLASS C


  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                                   700          809          424
  For three years                              1,116        1,245          989
  For five years                               1,558        1,806        1,678
  For ten years                                2,780        3,143        3,512

  EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                                   700          309          324
  For three years                              1,116          945          989
  For five years                               1,558        1,606        1,678
  For ten years                                2,780        3,143        3,512

* Class B converts to Class A at end of year 8.

                                       25
                                      ----
                GAM FUNDS INC PROSPECTUS / GAM JAPAN CAPITAL FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o DERIVATIVE INSTRUMENTS Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

o SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

                                       26
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       27
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================


GAM Europe Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in Europe including the United Kingdom, Ireland, France, Germany, the Netherlands, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The investment advisor combines top-down and bottom-up analysis. Country and sector allocation are integrated into the process, but stock selection is the primary factor influencing Fund composition. Country selection is a result of stock and industry selection. Each stock is evaluated relative to its peer group, its earnings history and its growth potential. Company visits are an important part of the selection process. Stocks selected tend to have the following characteristics:

o  Strong business with a leadership position in their field

o  Attractive valuations

o  Good quality management

o  Strong company franchise, strong operating environment and prospects

The investment advisor does not screen based on size of the company. Rather, the investment advisor takes into account its ability to purchase or sell the company's stock with relative ease within a short period of time. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. For example, prospects are considered to have deteriorated when the company becomes overvalued. Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Since the Fund invests principally in Europe, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o POLITICAL CONDITIONS Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes or similar items.

o INFORMATION There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o LIQUIDITY Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may

                                       28
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

   be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o COMMISSIONS AND FEES Brokerage fees and commissions are generally higher abroad than in the U.S.

o EMERGING MARKETS Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o CURRENCY Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o INTEREST RATE RISK Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                       29
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                                 GAM EUROPE FUND


PAST PERFORMANCE AND EXPENSES


A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM EUROPE FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

-7.0    -4.91    22.68    -3.11    16.77  21.32    27.55   10.7   16.21   4.61
--------------------------------------------------------------------------------
  91       92      93       94      95      96      97       98      99     00

HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    27.94% in 4th quarter of 1999
Lowest Performing Quarter    -17.45% in 3rd quarter of 1998


THE MSCI EUROPE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM EUROPE FUND
  1-, 5- AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE MSCI EUROPE INDEX
  AS OF DECEMBER 31, 2000

  CLASS                                  1 YEAR      5 YEAR          10 YEAR
    (INCEPTION DATE)                                           (OR LIFE-OF-CLASS
                                                                     IF LESS
                                                                 THAN 10 YEARS)
  A SHARES (JANUARY 1, 1990)
    (AFTER MAXIMUM SALES LOAD OF 5%)      -.62%      14.62%          10.00%

  B SHARES (MAY 26, 1998)
    (AFTER DEFERRED SALES CHARGE)         -.93%        N/A            1.78%*

  C SHARES (MAY 20, 1998)
    (AFTER DEFERRED SALES CHARGE)         2.15%        N/A            2.15%*

  MSCI EUROPE INDEX**                    -8.14%      15.75%          13.93%

*  Returns of MSCI Europe Index were for the Life-of-Class B: 2.67% and C:
   3.42%.

** The MSCI Europe Index is an unmanaged index of securities listed on the stock exchanges of 15 European countries and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       30
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
  GAM EUROPE FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                              CLASS A      CLASS B       CLASS C

  SALES CHARGES (paid directly from
    your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
    (as a percentage of the offering price)     5.00%        0.00%        0.00%
  Maximum Deferred Sales Charge
    (as a percentage of the original
    purchase price or the amount
    redeemed, whichever is less)                0.00%*       5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES
    (% OF NET ASSETS) (expenses that
    are deducted from fund assets)
--------------------------------------------------------------------------------
  Management Fees                               1.00%        1.00%        1.00%
  Distribution (12b-1) Fees                     0.30%        1.00%        1.00%
  Other Expenses                                1.19%        1.39%        2.04%
  Total Fund Operating Expenses                 2.49%        3.39%        4.04%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."


THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
--------------------------------------------------------------------------------
  EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
  IN GAM EUROPE FUND

                                              CLASS A      CLASS B*      CLASS C

  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                                   740          842          506
  For three years                              1,237        1,342        1,230
  For five years                               1,759        1,965        2,069
  For ten years                                3,185        3,473        4,239

  EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                                   740          342          406
  For three years                              1,237        1,042        1,230
  For five years                               1,759        1,765        2,069
  For ten years                                3,185        3,473        4,239

* Class B converts to Class A at the end of year 8.

                                       31
                                      ----
                   GAM FUNDS INC PROSPECTUS / GAM EUROPE FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o DERIVATIVE INSTRUMENTS Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

                                       32
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

o SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       33
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

GAM American Focus Fund
(previously the GAM North America Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in investments that are economically tied to the United States and Canada.A company will be considered economically tied to such countries if a) at least 50% of the company's assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country b) the principal trading market for the company's securities is in the country; or
c) the company is incorporated under the laws of the country. The Fund invests primarily in the stocks of selected large and mid-capitalization North American companies. The Fund may overweight or underweight certain economic sectors relative to the benchmark S&P 500 Composite Index.

The Fund's investment advisor uses its own proprietary research analysis and risk-scoring system to select individual stocks for the Fund. The stocks selected for the Fund focus on companies where the investment advisor's expectation of long-term growth in such companies is greater than that implied by the current market value of the stocks. Furthermore, stocks bought tend to demonstrate short-term fundamentals below normal long-term capabilities at the companies providing opportunistic purchase by the investment advisor. In terms of fundamentals, the investment advisor looks for companies with:

o  Sustainable or improving return on invested capital

o  Steady or decreasing company specific risk

o Suitable and prudent capital investment--the ability to grow assets when there is positive excess return on invested capital, and shrink assets when negative

o Market valuations that do not fully reflect improving operating conditions of the company

Typically, the Fund will invest in less than 40 securities, and mainly equities. If the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest in bonds issued by governments, government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade. The Fund may purchase stocks of small-capitalization North American companies if consistent with the fundamentals stated above.

A stock is typically sold when i) there is a violation of the reason for purchase in terms of operating conditions or ii) price appreciation brings the investment advisor's expectation of shareholder wealth creation to a rate at or below that implied by the current market value of the stock (positive price momentum overwhelming improvement in fundamentals). Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of U.S. or foreign companies, governments or their agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 20% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in companies in the United States and Canada.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Other factors influencing the price of securities include:

ECONOMIC CONDITIONS The broad investment environment in the U.S. or international markets could impact

                                       34
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

stock prices based on interest rates, politics, fiscal policy and other current events.

INFLATION Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

"FOCUS" INVESTING Since the Fund will focus its investments on typically less than 40 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

INTEREST RATE RISK Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalization involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock investing.

                                       35
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

                             GAM AMERICAN FOCUS FUND


PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS ON INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

THE FUND CHANGED ITS CO-INVESTMENT ADVISORS ON MARCH 26, 2001. ACCORDINGLY, THE FUND'S HISTORIC PERFORMANCE MAY NOT REFLECT ITS CURRENT INVESTMENT POLICIES OR FUTURE PERFORMANCE. (SEE "MANAGEMENT OF THE FUNDS" FOR MORE INFORMATION.)

THE S&P 500 COMPOSITE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAM AMERICAN FOCUS FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

30.69   2.42      -2.09    2.97   30.9   24.1  29.41     29.44    9.32  -1.46
--------------------------------------------------------------------------------
  91      92       93      94      95      96      97      98      99      00


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    18.07% in 4th quarter of 1998
Lowest Performing Quarter     -10.1% in 3rd quarter of 1998

--------------------------------------------------------------------------------
  GAM AMERICAN FOCUS FUND
  1-, 5- AND 10-YEAR (OR LIFE-OF-CLASS) AVERAGE ANNUAL TOTAL RETURN FOR ALL RELEVANT SHARE CLASSES PLUS A COMPARISON TO THE S&P 500 COMPOSITE INDEX
  AS OF DECEMBER 31, 2000

  CLASS                                  1 YEAR      5 YEAR          10 YEAR
    (INCEPTION DATE)                                           (OR LIFE-OF-CLASS
                                                                     IF LESS
                                                                 THAN 10 YEARS)

  A SHARES (JANUARY 1, 1990)
    (AFTER MAXIMUM SALES LOAD OF 5%)     -6.38%       16.30%         14.16%

  B SHARES (MAY 26, 1998)
    (AFTER DEFERRED SALES CHARGE)        -6.63%         N/A          4.88%*

  C SHARES (JULY 7, 1998)
    (AFTER DEFERRED SALES CHARGE)        -3.33%         N/A          2.40%*

  S&P 500 COMPOSITE INDEX**              -9.10%       18.36%         17.47%


** Returns of S&P Composite Index were for Life-of Class B: 8.91% and C: 6.93%.

** The S&P Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       36
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY OR HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
  GAM AMERICAN FOCUS FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                              CLASS A      CLASS B       CLASS C

  SALES CHARGES (paid directly
    from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
    (as a percentage of the offering price)     5.00%        0.00%        0.00%
  Maximum Deferred Sales Charge
    (as a percentage of the original
    purchase price or the amount
    redeemed, whichever is less)                0.00%*       5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES
    (% OF NET ASSETS) (expenses that
    are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                               1.00%        1.00%        1.00%
  Distribution (12b-1) Fees                     0.30%        1.00%        1.00%
  Other Expenses                                0.70%        0.86%        0.89%
  TOTAL FUND OPERATING EXPENSES                 2.00%        2.86%        2.89%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.


  EXAMPLES
--------------------------------------------------------------------------------
  EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
  IN GAM AMERICAN FOCUS FUND

                                              CLASS A      CLASS B*      CLASS C

  EXAMPLE #1
--------------------------------------------------------------------------------
  For one year                                   693          789          392
  For three years                              1,096        1,186          895
  For five years                               1,524        1,709        1,523
  For ten years                                2,711        2,981        3,214

  EXAMPLE #2
--------------------------------------------------------------------------------
  For one year                                   693          289          292
  For three years                              1,096          886          895
  For five years                               1,524        1,509        1,523
  For ten years                                2,711        2,981        3,214

* Class B converts to Class A at end of year 8.

                                       37
                                      ----
                GAM FUNDS INC PROSPECTUS /GAM AMERICAN FOCUS FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o FORWARD FOREIGN EXCHANGE CONTRACTS When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o OPTIONS AND WARRANTS An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o FUTURES CONTRACTS Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o DERIVATIVE INSTRUMENTS Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of securities, and there is no assurance that such hedging attempts will be successful.

                                       38
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                       39
                                      ----
               GAM FUNDS INC PROSPECTUS / RISK AND RETURN SUMMARY

================================================================================

GAMerica Capital Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Upon written notice to shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in the United States and Canada.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The investment advisor uses a research-intensive blend of value and growth investing approach. Growth stocks are characterized by the investment advisor as securities with strong revenue growth. Value stocks are typically characterized by the following when compared to the market as a whole:

o  Lower price to earnings ratios

o  Lower price to book value ratios

o  Lower price to cash flow ratios

o  Higher dividend yields

o Catalyst for change (consolidation in an industry; wrong market perception after a large fall; inside ownership by an elderly person)

Although not restricted to mid and small capitalization stocks, the investment advisor tends to find the best value in smaller companies of under $1 billion in market capitalization. However, the investment advisor does not have a strategy with respect to size. The Fund is generally concentrated in a limited number of stocks with the top 20 positions in the Fund's portfolio representing 80% of the total Fund. Turnover tends to be low as the investment advisor looks for companies with limited leverage, strong balance sheets and above all, sound management. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated; an increase in market capitalization alone will not cause the investment advisor to sell. A company's prospects are considered to have deteriorated when, for example, a business area has become overly competitive or when a business model has weakened. Sales are also triggered by gross overvaluation. The investment advisor makes frequent visits to companies to judge their investment merit.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Small companies are often new and less well established. They may have limited product lines, markets or financial resources, and they may depend on one or a few key persons for management. Other factors influencing the price of securities include:

ECONOMIC CONDITIONS The broad investment environment in the U.S. or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

INFLATION Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

"VALUE" INVESTING Value stocks may carry higher risk than other stocks as the determination that a stock is undervalued is subjective and the stock price may not rise to what the investment advisor considers full value.

CREDIT AND RATING RISK Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more

                                       40
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================

likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

INTEREST RATE RISK Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

COMPANY RISK Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

SMALL AND MID-CAP RISK Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate risks involved with stock investing.

                                       41
                                      ----
                   GAM FUNDS INC PROSPECTUS / GAM GLOBAL FUND

                              GAMERICA CAPITAL FUND


PAST PERFORMANCE AND EXPENSES

A BAR DISPLAYS THE ANNUAL RETURN OF THE FUND FOR EACH YEAR. THIS ILLUSTRATES THE VARIABILITY OF THE PERFORMANCE FROM YEAR TO YEAR AND PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. FUND PERFORMANCE SHOWN DOES NOT REFLECT CLASS A SALES CHARGES, BUT INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PERFORMANCE WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAMERICA CAPITAL FUND
  CLASS A SHARE ANNUAL TOTAL RETURNS
  AS OF DECEMBER 31

         [The table below represents a bar chart in the printed piece.]

           18.31         37.28       30.59       28.97          6.54
         --------------------------------------------------------------
             96           97           98           99           00


HIGHEST AND LOWEST RETURNS

Highest Performing Quarter    24.02% in 3rd quarter of 1997
Lowest Performing Quarter    -13.28% in 3rd quarter of 1998


THE S&P 500 COMPOSITE INDEX IS A BROAD MARKET INDEX USED FOR COMPARATIVE PURPOSES. PAST PERFORMANCE DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  GAMERICA CAPITAL FUND
  1-, 5-YEAR AND LIFE-OF-CLASS AVERAGE ANNUAL TOTAL RETURN
  FOR ALL RELEVANT SHARE CLASSES
  PLUS A COMPARISON TO THE S&P 500 COMPOSITE INDEX
  AS OF DECEMBER 31, 2000


  CLASS                                  1 YEAR       5 YEAR      LIFE-OF-CLASS
    (INCEPTION DATE)

  A SHARES (MAY 12, 1995)
    (AFTER MAXIMUM SALES LOAD OF 5%)       1.22%       22.59%       20.08%

  B SHARES (MAY 26, 1998)
    (AFTER DEFERRED SALES CHARGE)           .97%         N/A        13.57%*

  C SHARES (MAY 26, 1998)
    (AFTER DEFERRED SALES CHARGE)          4.81%         N/A        14.20%*

  S&P 500 COMPOSITE INDEX**               -9.10%       18.36%       19.76%


** Returns of S&P Composite Index were for Life-of Class B and C: 8.91%.

** The S&P Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not purchase indices directly.

                                       42
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

FUND INVESTORS PAY VARIOUS EXPENSES EITHER DIRECTLY OR INDIRECTLY. THIS TABLE SHOWS THE EXPENSES FOR THE PAST YEAR, ADJUSTED TO REFLECT ANY CHARGES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ACTUAL OR FUTURE EXPENSES MAY BE DIFFERENT.

  FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
  GAMERICA CAPITAL FUND INVESTOR EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES

                                              CLASS A      CLASS B       CLASS C

  SALES CHARGES (paid directly
    from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge
   (as a percentage of the offering price)      5.00%        0.00%        0.00%
  Maximum Deferred Sales Charge
   (as a percentage of the original
   purchase price or the amount
   redeemed, whichever is less)                 0.00%*       5.00%        1.00%

  ANNUAL FUND OPERATING EXPENSES
    (% OF NET ASSETS) (expenses that
    are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                               1.00%        1.00%        1.00%
  Distribution (12b-1) Fees                     0.30%        1.00%        1.00%
  Other Expenses                                0.49%        0.49%        0.48%
  TOTAL FUND OPERATING EXPENSES                 1.79%        2.49%        2.48%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."

THESE EXAMPLES CAN HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME A 5% RETURN EACH YEAR, WITH OPERATING EXPENSES STAYING THE SAME. YOUR ACTUAL RETURNS AND EXPENSES MAY BE DIFFERENT.

EXAMPLE #1 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS.

EXAMPLE #2 ASSUMES YOU INVEST $10,000 IN THE FUND FOR THE PERIODS SHOWN, BUT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THOSE PERIODS.

  EXAMPLES
--------------------------------------------------------------------------------
  EXPENSES OF HYPOTHETICAL $10,000 INVESTMENT
  IN GAMERICA CAPITAL FUND

                                              CLASS A      CLASS B*      CLASS C

  EXAMPLE  #1
--------------------------------------------------------------------------------
  For one year                                   673          752          351
  For three years                              1,035        1,076          773
  For five years                               1,421        1,526        1,321
  For ten years                                2,500        2,654        2,816

  EXAMPLE  #2
--------------------------------------------------------------------------------
  For one year                                   673          252          251
  For three years                              1,035          776          773
  For five years                               1,421        1,326        1,321
  For ten years                                2,500        2,654        2,816

* Class B converts to Class A at end of year 8.

                                       43
                                      ----
                GAM FUNDS INC PROSPECTUS / GAMERICA CAPITAL FUND

================================================================================

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

RISKS

In addition to the principal risks stated above, the following is a non-principal risk you should consider.

o MANAGEMENT RISK The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.


II. Management of the Funds

INVESTMENT ADVISORS

GAM International Management Limited ("GIML"), a corporation organized in 1984 under the laws of the United Kingdom, 12 St. James's Place, London SW1A 1NX England, serves as Investment Advisor for each Fund. Global Asset Management
(USA) Inc. ("GAMUSA") and GIML pursuant to an Interim Advisory Agreement serve as Co-Investment Advisors to the GAM American Focus Fund. GAMUSAis a corporation organized in 1989 under the laws of the State of Delaware, 135 East 57th Street, New York, New York 10022.

On March 9, 2001, the Board of Directors of the Fund terminated the Investment Advisory Agreement between the GAM North America Fund (now named the GAM American Focus Fund) and Fayez Sarofim & Co. ("Sarofim") effective as of the close of the New York Stock Exchange on March 23, 2001. Sarofim served as Co-Investment Advisor along with GIML to the GAM North America Fund. On March 26, 2001, the Board of Directors approved the appointment of GAM USA as Co-Investment Advisor to the GAM North America Fund pursuant to an Interim Advisory Agreement under which GIMLremained as Co-Investment Advisor for the duration of the Interim Advisory Agreement. On April 25, 2001, the Board of Directors met in person and approved, by a majority vote of the Independent Directors and a majority vote of the entire Board, a new advisory agreement (the "New Advisory Agreement") to replace the Interim Advisory Agreement. The New Advisory Agreement is between the GAMAmerican Focus Fund and GAM USA. GIML will effectively be terminated as Co-Advisor upon shareholder approval of the New Advisory Agreement. If so approved, GAMUSA will become the permanent Investment Advisor to the GAMAmerican Focus Fund until terminated.

Global Asset Management Limited ("GAML"), the ultimate shareholder of GIML and GAMUSA, is wholly owned by UBS AG ("UBS"), a Swiss banking corporation. UBS, with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. UBS was formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998. GIML and GAM

                                       44
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

II. Management of the Funds continued

================================================================================

USA are affiliated entities, each indirectly wholly owned by GAML.

As compensation for its services, each Fund pays the equivalent of 1.0% per annum of the Fund's average daily net assets. Prior to March 23, 2001, GAM American Focus Fund paid advisory fees equal to 0.5% per annum of the Fund's average daily net assets to each of GIML and Sarofim, who acted as co-advisors to the Fund until such date. Under the terms of the Interim Advisory Agreement, the GAM American Focus Fund pays advisory fees equal to 0.9% per annum of its average daily net assets to GAM USA and 0.1% to GIML.

The Funds' expense ratios may be higher than those of most registered investment companies. This reflects, in part, the higher costs of investing outside the United States. The advisory fee paid by each Fund is higher than that of most registered investment companies. The Funds pay for all expenses of their operations.

INDIVIDUALS PRIMARILY
RESPONSIBLE FOR DAY-TO-DAY
MANAGEMENT OF THE FUNDS:

GAM GLOBAL FUND   VENKAT CHIDAMBARAM, Investment Manager, joined Global Asset
Management in February 1994. Before taking over primary responsibility for the GAM Global Fund, he was an Investment Manager in Global Asset Management's International/Global Team assisting in the management of both the GAM Global Fund and GAM International Fund. Prior to joining Global Asset Management, Mr Chidambaram worked for accountants Pritchard Fellows & Co. Mr Chidambaram is based in London.

GAM INTERNATIONAL FUND   JOHN BENNETT AND MICHAEL S. BUNKER, Investment
Directors, will lead the International Team and be responsible for the selection of securities based upon the asset allocation process under Graham Wainer, Managing Director - Portfolio Management. Mr Wainer joined Global Asset Management in 1998 having previously been Executive Director of EFG Private Bank and Managing Director of its asset management subsidiary. Mr Bennett is primarily responsible for European markets and responsible for the management of the GAM Europe Fund. Mr Bunker is primarily responsible for the Asian investment policy and responsible for the management of the GAM Pacific Basin Fund and the GAM Japan Capital Fund. Messrs Bennett, Bunker and Wainer are based in London.

GAM PACIFIC BASIN AND GAM JAPAN CAPITAL FUNDS   MICHAEL S. BUNKER, Investment
Director, has overall responsibility for Asian investment policy. Mr Bunker has more than 20 years' investment experience, primarily in Asian markets. He started managing GAM Pacific Basin Fund on May 6, 1987, and also manages the offshore fund, GAM Pacific Inc. Mr Bunker is based in London.

GAM EUROPE FUND   JOHN BENNETT, Investment Director, is responsible for European markets. He joined Global Asset Management in 1993; before that, he was Senior Fund Manager, Ivory & Sime, responsible for Continental European equity portfolios. Mr Bennett started managing GAM Europe Fund on January 1, 1993, and also manages the offshore fund GAM Pan European Inc. Mr Bennett is based in London.

GAM AMERICAN FOCUS FUND   JAMES A. ABATE, Investment Director, joined GAMUSA as
Investment Director in January 2001. Previously, Mr. Abate served as Managing Director and Portfolio Manager with responsibility for Credit Suisse Asset Management's U.S. Select Equity portfolios as well as the firm's New York based global sector funds. Mr. Abate managed assets for Credit Suisse Asset Management and its predecessor firms for 5 years before joining Viewpoint Corporation. Prior to joining GAMUSA, Mr. Abate was the Chief Financial Officer for Viewpoint Corporation. Previously, he was a co-founder and Managing Director of Vert Independent Capital Research, a Wall Street equity research boutique and investment advisor, and a Manager in PriceWaterhouse's Valuation/Corporate Finance Group. Mr. Abate manages other funds and accounts for GAMUSAand is based in New York.

GAMERICA CAPITAL FUND   GORDON GRENDER, Investment Director, has been associated
with Global Asset Management since 1983. He has managed North American stock funds since 1974. Mr Grender started managing GAMerica Capital Fund on May 12, 1995, and also manages GAMerica Inc., an offshore fund with similar investment objectives. Mr Grender is based in London.

                                       45
                                      ----
               GAM FUNDS INC PROSPECTUS / MANAGEMENT OF THE FUNDS

================================================================================

DISTRIBUTOR

GAM Services, Inc., 135 East 57th Street, New York, New York 10022, an affiliate of GAMUSA and GIML, serves as the distributor and principal underwriter of the Funds' shares. GAMUSA and GIML are indirect wholly owned subsidiaries of Global Asset Management Limited ("GAML"). GAML is wholly owned by UBS AG. GAM Services compensates financial services firms which sell shares of the Funds pursuant to agreements with GAM Services. Compensation payments come from sales charges paid by shareholders at the time of purchase (for Class A and D shares), from GAM Services resources (for Class B and C shares) and from 12b-1 fees paid out of Fund assets.

Each Fund has adopted a Distribution Plan under Rule 12b-1 to pay for distribution and sale of its shares. Under this Plan, Class A, Class B, Class C and Class D shares pay 12b-1 fees. Please see "Sales Charge Schedules" on page 50 for details.

In the case of Class A, B, C and D share accounts which are not assigned to a financial services firm, GAM Services retains the entire fee. Should the fees collected under the Plans exceed the expenses of GAM Services in any year, GAM Services would realize a profit.

GAM Services, or the Funds, may also contract with banks, trust companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

o  Processing purchase and redemption transactions.

o Transmitting and receiving monies for the purchase and sale of shares in the Funds.

o  Answering routine inquires about the Funds.

o Furnishing monthly and year-end statements and confirmations of purchases and sales of shares.

o Transmitting periodic reports, updated prospectuses, proxy statements and other shareholder communications.

For these services, each Fund pays fees which may vary depending on the services provided. Fees will not exceed an annual rate of 0.25% of the net daily asset value of the shares of a Fund under the service contract.

                                       46
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

III. Shareholder Information

================================================================================

CHOOSING THE APPROPRIATE SHARE CLASS

When you buy, sell, or exchange shares of a Fund, you do so at the Fund's net asset value (NAV), plus any applicable sales charge or Contingent Deferred Sales Charge (CDSC). NAV is determined by dividing the value of a Fund's securities, cash, and other assets (including accrued interest), minus all liabilities (including accrued expenses), by the number of the Fund's shares outstanding.

The Funds (except GAM Japan Capital Fund) calculate their NAVs at the close of regular trading each day (normally 4:00 p.m. Eastern Time) the New York Stock Exchange is open. GAM Japan Capital's NAV is calculated using prices at the close of trading on the Tokyo Stock Exchange.

Fund shares are offered on a continuous basis. When you issue an order to buy, sell, or exchange shares by 4:00 p.m. Eastern Time on a regular trading day, your order will be processed at that day's NAV plus any applicable sales charges.

The Funds invest in securities traded on foreign exchanges. Many of these securities may be traded on days when the New York or Tokyo exchanges are not open, or not traded on days when the New York or Tokyo exchanges are open. The NAV of the Fund's shares may change on days when you will not be able to purchase or redeem Fund shares. The Funds will normally value securities traded on foreign exchanges at the last quoted sale price available before the close of the New York Stock Exchange, or, in the case of GAM Japan Capital Fund, before the close of the Tokyo Stock Exchange.

The Company offers A, B, C, and D class shares. Each class involves different sales charges, features and expenses.

                                       47
                                      ----
               GAM FUNDS INC PROSPECTUS / SHAREHOLDER INFORMATION

III. Shareholder Information continued

===================================================================================================================================

  A, B, C, AND D SHARE COMPARISON

-----------------------------------------------------------------------------------------------------------------------------------

                                CLASS A                   CLASS B                    CLASS C                    CLASS D
  TERMS                 Offered at NAV plus         Offered at NAV with no     Offered at NAV with no      Offered at NAV plus a
                        a front-end sales charge    front-end sales charge,    front-end sales charge,     front-end sales charge
                                                    but with a Contingent      but with a Contingent       which is lower than the
                                                    Deferred Sales Charge      Deferred Sales Charge       sales charge on A Shares
                                                    (CDSC) when shares are     (CDSC) of 1.00% if shares
                                                    sold                       are sold within one year
                                                                               after purchase

-----------------------------------------------------------------------------------------------------------------------------------

  AVAILABILITY          All Funds                   All Funds                  All Funds                   GAM International,
                                                                                                           GAM Global, and
                                                                                                           GAM Pacific Basin Funds

-----------------------------------------------------------------------------------------------------------------------------------

  ONGOING               Lower than Class B, C,      Higher than A or D         Higher than A or D          Higher than A Shares, but
  EXPENSES              or D                                                                               lower than B or C

-----------------------------------------------------------------------------------------------------------------------------------

  APPROPRIATE           o  Who prefer a single      o  Who want to invest all  o  Who want to invest all   o  Who want a lower
  FOR INVESTORS            front-end sales             money immediately,         money immediately,          front-end sales charge
                           charge.                     with no front-end          with no front-end
                                                       charge                     charge                   o  Who may have a
                        o  With a longer                                                                      shorter investment
                           investment horizon       o  With a shorter          o  With a shorter              horizon
                                                       investment horizon.        investment horizon
                        o  Who qualify for
                           reduced sales charges                               o  Who may benefit from a
                           on larger investments                                  lower CDSC if shares
                                                                                  are sold within one
                                                                                  year

-----------------------------------------------------------------------------------------------------------------------------------

  MAXIMUM               Unlimited                   $300,000                   $1,000,000                  Unlimited, though
  INVESTMENT                                        Your purchase of Class B   Your purchase of Class C    purchases for more than
                                                    Shares must be for less    Shares must be for less     $1,000,000 should be for
                                                    than $300,000, because if  than $1,000,000, because    Class A Shares as you
                                                    you invest $300,000 or     if you invest $1,000,000    would pay a lower 12b-1
                                                    more, you will pay less    or more, you will pay       fee.
                                                    in fees and charges if     less in fees and charges
                                                    you buy Class A Shares.    if you buy Class A
                                                                               Shares.


                                       48
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

INFORMATION ABOUT THE REDUCTION OR
WAIVER OF FRONT-END SALES CHARGES:

FRONT-END SALES CHARGES MAY BE REDUCED BY:

o RIGHTS OF ACCUMULATION. This means that you may add the value of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge.

o STATEMENT OF INTENTION. This means you can declare your intention to purchase shares of the same class over a 13-month period and receive the same sales charge as if you had bought all the shares at once.

o COMBINATION PRIVILEGE. This means you may combine shares of more than one GAM Fund of the same class for purposes of calculating the sales charge. Also, you may combine shares purchased in your own account with shares of the same class purchased for your spouse or children under the age of 21.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

FRONT-END SALES CHARGES MAY BE WAIVED...

o For GAM employees or others connected in designated ways to the firm, to its affiliates, or to its registered representatives. Please see the SAI for details.

o For large orders and purchases by eligible plans. Please see the SAI for details, including a description of the commissions GAM may advance to dealers for these purchases.


INFORMATION ABOUT CONTINGENT
DEFERRED SALES CHARGES (CDSCS)

CLASS A SHARES are subject to a front-end sales load at the time of purchase. However, for certain purchases, the initial sales load may be waived. Those purchases may be subject to a contingent deferred sales charge of 1% on shares sold within 18 months of purchase if GAM has paid a commission (not waived by the dealer) on the original purchase of shares.

CLASS B SHARES are subject to a CDSC on any sale of shares which drops the aggregate value of your Class B Share account below the aggregate amount you have invested during the six years preceding your redemption. Class B shares may be converted into Class A shares after eight years.

CLASS C SHARES are subject to a CDSC on any sale of shares which drops the aggregate value of your Class C Share account below the aggregate amount you have invested during the one year preceding your redemption.

CDSCS WILL BE WAIVED...

o When you sell off the profit from shares that have increased in value over certain periods (18 months for Class A, 6 years for Class B, 1 year for Class C).

o When you sell shares you have bought by reinvesting dividends or distributions, or that you have bought by exchanging shares of other GAM Funds.

Note: When the Funds determine whether or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.

                                       49
                                      ----
               GAM FUNDS INC PROSPECTUS / SHAREHOLDER INFORMATION

Sales Charge Schedules

================================================================================

  FRONT-END SALES CHARGES ON A AND D SHARES

  CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                         Sales load        Sales Load         Amount Reallowed
                         (as % of          (as % of Net       to Dealers (as %
  Purchase amount        Offering Price)   Amount Invested)   of Offering Price)

  up to $100,000         5.00%             5.26%              4.00%
  $100,000-$299,999      4.00%             4.17%              3.00%
  $300,000-$599,999      3.00%             3.09%              2.00%
  $600,000-$999,999      2.00%             2.04%              1.00%
  $1,000,000 and over    0.00%

  Class A shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).

  CLASS D SALES CHARGES
--------------------------------------------------------------------------------

                         Sales load        Sales Load         Amount Reallowed
                         (as % of          (as % of Net       to Dealers (as %
  Purchase amount        Offering Price)   Amount Invested)   of Offering Price)

  up to $100,000         3.50%             3.63%              2.50%
  $100,000-$299,999      2.50%             2.56%              1.50%
  $300,000-$599,999      2.00%             2.04%              1.00%
  $600,000-$999,999      1.50%             1.52%              1.00%
  $1,000,000 and over*   0.00%

  Class D shares pay a 0.50% 12b-1 fee (all of which is reallowed to dealers).

  *Purchases of $1 million or more should be for Class A shares. Please consult your financial services firm.


  CONTINGENT DEFERRED SALES CHARGES (CDSCS) ON CLASS B AND C SHARES

  CLASS B SHARES
--------------------------------------------------------------------------------

  THE YEAR YOU SELL SHARES       1ST   2ND   3RD   4TH   5TH   6TH   7TH & AFTER
  B SHARES                       5%    4%    3%    3%    2%    1%    0%

  Dealer commission:  4%

  Class B shares pay a 1% 12b-1/service fee (of which 0.25% is reallowed to dealers beginning in year 2).

  CLASS C SHARES
--------------------------------------------------------------------------------

  THE YEAR YOU SELL SHARES           1ST          2ND & AFTER
  C SHARES                           1%           0%

  Dealer commission:  1% (Investment must be held at least 12 months).

  Class C shares pay a 1% 12b-1/service fee (all of which is reallowed to dealers beginning in year 2).


                                       50
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

CDSC WAIVERS (CONTINUED FROM PG. 49)

o For shares sold from the registered accounts of persons who have died or become disabled within one year after death or disability.

o For redemptions representing minimum required distributions from an IRA or other tax-qualified retirement plan to a shareholder who is over 701/2 years old. If a shareholder holds other investments in the same IRA or plan, then all investments must be distributed on a pro rata basis.

o For sales of shares from Qualified Retirement Plans that offer Funds managed by GIML if the Plan is being fully "cashed out," with all assets distributed to its participants.

o For share sales under the Systematic Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic Withdrawal, and the account must have a minimum $10,000 balance at the beginning of the Systematic Withdrawal Plan.

o  For exchanges between same share classes of other GAM Funds.

For detailed rules applicable to CDSC waivers, please read the SAI.

INFORMATION ABOUT 12B-1 FEES:

o The 12b-1 Plans adopted by the Fund permit the Fund to pay distribution fees for the sale and distribution of its shares.

o Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW TO BUY SHARES

You may buy shares through your financial services firm, or you may buy shares directly by mail from the Transfer Agent, Boston Financial Data Services.

To buy shares directly by mail, complete the appropriate parts of the Purchase Application (included with this Prospectus). Make your check out in the appropriate amount to the order of "GAM Funds, Inc." Send the application and check (U.S. dollars) to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02206-8264

You may pay for shares by wire transfer after you have mailed in your Purchase Application. See the wire instructions on the Purchase Application.

MINIMUM INVESTMENT AMOUNTS

Initial investment                            $ 5,000
Subsequent investment                             100
Initial IRA account investment                  2,000
Subsequent IRA account investment                 100

At their discretion, the Funds may waive minimum investment requirements for custodial accounts, employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act (UGMA).

Each Fund reserves the right to refuse any order for the purchase of shares. Shareholders will be notified of any such action as required by law.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. The Funds' principal underwriter reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual or entity is or has acted as a market timer.

                                       51
                                      ----
               GAM FUNDS INC PROSPECTUS / SHAREHOLDER INFORMATION

III. Shareholder Information continued

================================================================================

HOW TO SELL SHARES

You may sell shares on any day the New York Stock Exchange is open, either through your financial services firm or directly, through the Transfer Agent, Boston Financial Data Services. Financial services firms must receive your sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the Transfer Agent.

TO SELL SHARES BY MAIL VIA
THE TRANSFER AGENT

o Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be sold, and signed by the person(s) whose name(s) appear on the account records, to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02266-8264

o You will need a signature guarantee (a) if you sell shares worth $50,000 or more; (b) if you want the money from your sale to be paid to someone other than the registered account holder (usually, this means to someone other than yourself) or (c) if you want the money mailed to an address other than the address of record (usually some other address than your own). You can get a signature guarantee from most banks, from a member firm of a national stock exchange, or from another guarantor institution. A notary public is not acceptable.

o If you are required to provide a signature guarantee and live outside the United States, a foreign bank acceptable to the Transfer Agent may provide a signature guarantee. If such signature guarantee is not acceptable to the Transfer Agent, you may experience a delay in processing of the redemption. You may get a signature guarantee from a foreign bank which, for example, is an overseas branch of a United States bank, member firm of a stock exchange or has a branch office in the United States.

o If you hold share certificates for the shares you want to sell, you must send them along with your sell order. Please call the Transfer Agent at 800-426-4685 before you send share certificates.

o If you sell shares as a corporation, agent, fiduciary, surviving joint owner, or individual retirement account holder, you will need extra documentation. Contact the Transfer Agent to make sure you include all required documents with your order.

TO SELL SHARES BY PHONE OR FAX
VIA THE TRANSFER AGENT

To sell shares by telephone or fax order, you must have first selected the telephone redemption privilege, either on your initial Purchase Application, or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

Your account may be closed by the Fund if, because of withdrawals, its value falls below $1,000. These rules apply:

o You will be asked by the Fund to buy more shares within 30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem your account and send you the proceeds. You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o If you draw your account below $1,000 via the Systematic Withdrawal Plan (see "Account Services," below), your account will not be subject to involuntary redemption.

o Involuntary redemption does not apply to retirement accounts or accounts maintained by administrators in retirement plans.

o No account will be closed if its value drops below $1,000 because of Fund performance, or because of the payment of sales charges.

                                       52
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

REINSTATEMENT PRIVILEGE

If you sell shares of a Fund, you may reinvest some or all of the proceeds within 60 days without a sales charge. These rules apply:

o You must reinvest in the same account or a new account, in the same class of shares.

o If you paid a CDSC at the time of sale, you will be credited with the portion of the CDSC paid from of the reinvested proceeds.

HOW TO EXCHANGE SHARES

You may exchange shares of any class of any Fund for shares of the same class of another Fund, including the GAM Money Market Account, generally without paying any sales charge. This may be done by phone or fax, or by mail. The GAM Money Market Account is an open-ended investment management company not offered through this Prospectus. For a free prospectus on the GAM Money Market Account, contact your advisor or call 800-426-4685.

TO EXCHANGE SHARES BY PHONE OR FAX VIA THE TRANSFER AGENT

Before you try to exchange shares by telephone or fax, make sure you have this privilege. You must have selected it on your initial Purchase Application. If you don't have this privilege now, you can still get it by calling the Transfer Agent at 800-426-4685.

TO EXCHANGE SHARES BY MAIL VIA
THE TRANSFER AGENT

o Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be exchanged, and signed by the person(s) whose name(s) appear on the account records, to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02266-8264

o Send a new Purchase Application, showing the simultaneous purchase of new Fund shares. You can get a new Purchase Application by calling the Transfer Agent at 800-426-4685.

EXCHANGES TO OR FROM
THE GAM MONEY MARKET ACCOUNT

o Shares of one GAM Fund may be exchanged for shares of the same class of another GAM Fund or for shares of the GAM Money Market Account.

o The GAM Money Market Account does not offer D shares. You may exchange a Fund's Class D shares for Class A shares of the GAM Money Market Account.

o Fund shares subject to a CDSC (i.e., Class B and Class C Shares) will be subject to the same CDSC after exchanging them for shares of the GAM Money Market Account. They will "age" from the original Fund purchase date.

LIMITS ON EXCHANGES

The exchange vehicle is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on shareholders. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be notified of any such action as required by law.

                                       53
                                      ----
               GAM FUNDS INC PROSPECTUS / SHAREHOLDER INFORMATION

III. Shareholder Information continued

================================================================================

ACCOUNT SERVICES

You may select the following account services on your Purchase Application, or at any time thereafter, in writing.

o  DIVIDEND REINVESTMENT
   Automatic, unless you direct that your dividends be mailed to you.

o  SYSTEMATIC WITHDRAWAL PLAN
   You may order a specific dollar amount sale of shares at regular intervals (monthly or quarterly). $10,000 account minimum.

o  AUTOMATIC INVESTMENT PLAN
   You may order a specific dollar amount purchase of shares at regular intervals (monthly or quarterly), with payments made electronically from an account you designate at a financial services institution. $100 minimum per automatic investment.

TA2000/VOICE

You may access GAM Fund information through our phone inquiry system. You may select from a menu of choices that includes prices, dividends and capital gains, account balances and ordering duplicate statements.

TELEPHONE AND FACSIMILE PRIVILEGES. Telephone requests may be recorded. The Transfer Agent has procedures in place to verify caller identity. Proceeds from telephone or facsimile sales will be mailed only to your registered account address or transferred by wire to an account you designate when you establish this privilege. As long as the Fund and the Transfer Agent follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the account holder caused by an unauthorized transaction.

Please contact you financial representative for further help with your account, or contact the Transfer Agent:

         Boston Financial Data Services
         Two Heritage Drive
         Quincy, MA 02171
         (800) 426-4685
         (617) 483-5000
         Fax: (617) 483-2405

DIVIDENDS AND TAX MATTERS

So long as each Fund meets the requirements of a tax-qualified registered investment company, it pays no federal income tax on the earnings it distributes to shareholders. Each Fund intends to pay a semi-annual dividend representing its entire net investment income and to distribute all its realized net capital gains. In so doing, the Fund will avoid the imposition of any excise taxes.

Dividends, whether reinvested or taken as cash, are generally taxable. Dividends from capital gains are taxable at the rate applicable to the length of time the investments have been held by the Fund. Dividends from other sources are generally taxable as ordinary income.

After a Fund makes its semi-annual distribution, the value of each outstanding share will decrease by the amount of the distribution. If you buy shares immediately before the record date of the distribution, you will pay the full price for the shares, then receive some portion of the price back as a taxable dividend or capital gain distribution.

Form 1099 DIV and Tax Notice, mailed to you every January, details your distributions and their Federal tax category.

Normally, any sale or exchange of shares is a taxable event. Depending on your purchase price and sale price, you may have a gain or loss on the transaction. Please verify your tax liability with your tax professional. Consult the SAI for certain other tax consequences to shareholders.

                                       54
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                      [This Page Intentionally Left Blank]




                                       55
                                      ----

IV. Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Unless otherwise noted, the selected financial information below is for the fiscal periods ending December 31 of each year. The accounting firm PricewaterhouseCoopers LLP audited the Funds' financial statements for each of the five years ended December 31. Their report is included in the Funds' Annual Report, which contains

================================================================================
  GAM GLOBAL FUND

                                                                              CLASS A SHARES
                                                      ----------------------------------------------------------------

                                                         00            99            98            97            96
                                                      ----------------------------------------------------------------
  NET ASSET VALUE,
      beginning of period                             $  21.75      $  19.04      $  18.71      $  14.35      $  13.51
                                                      --------      --------      --------      --------      --------
  NET ASSET VALUE,
      end of period                                   $  17.53      $  21.75      $  19.04      $  18.71      $  14.35
                                                      ========      ========      ========      ========      ========
  TOTAL RETURN FOR THE PERIOD+
      (without deduction of sales load)                 (16.34)%       14.23%         2.57%        34.95%        12.74%
  TOTAL NET ASSETS (000 omitted)                      $ 31,269      $ 66,825      $140,274      $ 65,739      $ 19,583

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)++                         (0.26)        (0.13)        (0.05)        (0.04)         0.16
  Net realized and unrealized gain/(loss)
      on investments                                     (3.31)         2.84          0.55          5.04          1.55
                                                      --------      --------      --------      --------      --------
  Total from investment operations                       (3.57)         2.71          0.50          5.00          1.71
                                                      --------      --------      --------      --------      --------

  LESS DISTRIBUTIONS
  Dividends from net investment income                      --            --            --         (0.02)        (0.08)
  Distributions in excess of net investment income       (0.48)           --            --            --            --
  Distributions from net realized gains                  (0.17)           --         (0.17)        (0.62)        (0.79)
                                                      --------      --------      --------      --------      --------
  Total distributions                                    (0.65)           --         (0.17)        (0.64)        (0.87)
                                                      --------      --------      --------      --------      --------

  RATIOS TO AVERAGE NET ASSETS
  Expenses*                                               2.13%         1.89%         1.71%         1.83%         2.26%
  Net investment income                                 (1.34)%       (0.69)%       (0.25)%       (0.25)%         1.17%
  Portfolio turnover rate                                  199%          107%          123%           48%          107%

+   Total return calculated for a period less than one year is not annualized.

++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++ The inception dates for Class B and C were 26th May, 1998 and 19th May 1998, respectively.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

@   Annualized.

                                       56
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685
further information about the performance of the Funds. A copy of the Annual Report is incorporated by reference into the Statement of Additional Information and available at no charge upon request to the Funds. Expense and income ratios have been annualized for periods less than one year. Total returns for periods of less than one year are not annualized.

        CLASS B SHARES+++                CLASS C SHARES+++                                 CLASS D SHARES
-------------------------------      -------------------------------      -------------------------------------------------------

     00          99          98           00          99          98           00          99          98          97          96
-------------------------------      -------------------------------      -------------------------------------------------------
$ 21.66     $ 19.11     $ 20.99      $ 21.63     $ 19.10     $ 21.06      $ 21.41     $ 18.79     $ 18.50     $ 14.22     $ 13.48
-------     -------     -------      -------     -------     -------      -------     -------     -------     -------     -------
$ 17.50     $ 21.66     $ 19.11      $ 17.53     $ 21.63     $ 19.10      $ 17.36     $ 21.41     $ 18.79     $ 18.50     $ 14.22
=======     =======     =======      =======     =======     =======      =======     =======     =======     =======     =======
 (16.96)%     13.34%      (8.96)%     (16.97)%     13.25%      (9.31)%     (16.57)%     13.94%       2.38%      34.80%      11.54%
$ 5,517     $ 9,454     $10,402      $ 3,434     $ 7,901     $ 9,014      $ 1,826     $ 5,632     $10,082     $ 3,768     $   815
  (0.40)      (0.30)      (0.13)       (0.41)      (0.30)      (0.14)       (0.33)      (0.18)      (0.08)      (0.09)       0.07
  (3.29)       2.85       (1.75)       (3.27)       2.83       (1.82)       (3.23)       2.80        0.54        5.02        1.47
-------     -------     -------      -------     -------     -------      -------     -------     -------     -------     -------
  (3.69)       2.55       (1.88)       (3.68)       2.53       (1.96)       (3.56)       2.62        0.46        4.93        1.54
-------     -------     -------      -------     -------     -------      -------     -------     -------     -------     -------


     --          --          --           --          --          --           --          --          --       (0.03)      (0.01)
  (0.30)         --          --        (0.25)         --          --        (0.32)         --          --          --          --
  (0.17)         --          --        (0.17)         --          --        (0.17)         --       (0.17)      (0.62)      (0.79)
-------     -------     -------      -------     -------     -------      -------     -------     -------     -------     -------
  (0.47)         --          --        (0.42)         --          --        (0.49)         --       (0.17)      (0.65)      (0.80)
-------     -------     -------      -------     -------     -------      -------     -------     -------     -------     -------


   2.92%       2.76%       2.70%@       2.95%       2.77%       2.83%@       2.51%       2.16%       1.87%       2.01%       2.88%
  (2.11)%     (1.61)%     (1.14)%@     (2.16)%     (1.62)%     (1.27)%@     (1.76)%     (0.98)%     (0.41)%     (0.53)%      0.52%
    199%        107%        123%         199%        107%        123%         199%        107%        123%         48%        107%


                                       57
                                      ----
                 GAM FUNDS INC PROSPECTUS / FINANCIAL HIGHLIGHTS

IV. Financial Highlights continued

================================================================================

  GAM INTERNATIONAL FUND

                                                                         CLASS A SHARES
                                                   -----------------------------------------------------------

                                                      00           99          98           97           96
                                                   ===========================================================
NET ASSET VALUE,
    beginning of period                            $  32.16     $  30.06    $  28.46     $  23.15     $  21.37
                                                   --------     --------    --------     --------     --------
NET ASSET VALUE,
    end of period                                  $  20.02     $  32.16    $  30.06     $  28.46     $  23.15
                                                   ========     ========    ========     ========     ========
TOTAL RETURN FOR THE PERIOD+
    (without deduction of sales load)                (22.74)%       6.99%       7.22%       28.93%        8.98%
TOTAL NET ASSETS (000 omitted)                     $439,587     $1,271,042  $2,685,713   $1,793,665   $1,009,819


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                        (0.23)        0.17        0.08         0.08         0.57
Net realized and unrealized gain/(loss)
    on investments                                    (7.07)        1.93        2.03         6.58         1.34
                                                   --------     --------    --------     --------     --------
Total from investment operations                      (7.30)        2.10        2.11         6.66         1.91
                                                   --------     --------    --------     --------     --------


LESS DISTRIBUTIONS
Dividends from net investment income                  (2.82)          --       (0.05)       (0.18)       (0.09)
Distributions in excess of net investment income      (2.02)          --          --           --           --
Distributions from net realized gains                    --           --       (0.46)       (1.17)       (0.04)
                                                   --------     --------    --------     --------     --------
Total distributions                                   (4.84)          --       (0.51)       (1.35)       (0.13)
                                                   --------     --------    --------     --------     --------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                              1.90%        1.76%       1.66%        1.68%        1.56%
Net investment income                                (0.86)%        0.62%       0.27%        0.28%        2.70%
Portfolio turnover rate                                 180%         117%         73%          48%          82%

+   Total return calculated for a period less than one year is not annualized.

++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++ The inception dates for Class B and C were 26th May, 1998 and 19th May 1998, respectively.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

@   Annualized.

                                       58
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

       CLASS B SHARES+++                    CLASS C SHARES+++                                CLASS D SHARES
-------------------------------      -------------------------------      -----------------------------------------------------

   00          99         98            00          99         98            00          99         98         97         96
===============================      ===============================      =====================================================
$  32.31    $  30.41   $  33.39      $  32.29    $  30.37   $  32.61      $  31.96    $  29.92   $  28.34   $  23.07   $  21.35
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------

$  20.28    $  32.31   $  30.41      $  20.47    $  32.29   $  30.37      $  19.90    $  31.96   $  29.92   $  28.34   $  23.07
========    ========   ========      ========    ========   ========      ========    ========   ========   ========   ========

  (23.22)%      6.25%     (8.92)%      (23.25)%      6.32%     (6.87)%      (22.82)%      6.82%      7.13%     28.78%      8.33%
$ 35,401    $ 71,930   $ 65,238      $ 27,746    $ 79,556   $ 78,452      $ 34,239    $101,364   $158,797   $ 99,283   $ 38,716


   (0.38)      (0.07)     (0.20)        (0.40)      (0.05)     (0.20)        (0.25)       0.09       0.04       0.01       0.45

   (7.09)       1.97      (2.78)        (7.08)       1.97      (2.04)        (7.02)       1.95       2.03       6.59       1.32
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------
   (7.47)       1.90      (2.98)        (7.48)       1.92      (2.24)        (7.27)       2.04       2.07       6.60       1.77
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------



   (2.71)         --         --         (2.58)         --         --         (2.81)         --      (0.03)     (0.16)     (0.01)
   (1.85)         --         --         (1.76)         --         --         (1.98)         --         --         --         --
      --          --         --            --          --         --            --          --      (0.46)     (1.17)     (0.04)
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------
   (4.56)         --         --         (4.34)         --         --         (4.79)         --      (0.49)     (1.33)     (0.05)
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------


    2.51%       2.48%      2.54%@        2.54%       2.48%      2.52%@        2.01%       1.94%      1.80%      1.82%      2.06%
   (1.44)%     (0.24)%    (1.10)%@      (1.48)%     (0.19)%    (1.14)%@      (0.96)%      0.34%      0.14%      0.05%      2.13%
     180%        117%        73%          180%        117%        73%          180%        117%        73%        48%        82%


                                       59
                                      ----
                 GAM FUNDS INC PROSPECTUS / FINANCIAL HIGHLIGHTS

IV. Financial Highlights continued

================================================================================

  GAM PACIFIC BASIN FUND

                                                                         CLASS A SHARES
                                                   -----------------------------------------------------------

                                                      00           99          98           97           96
                                                   ===========================================================
NET ASSET VALUE,
    beginning of period                            $  14.17     $   8.23    $   9.69     $  15.26     $  16.97
                                                   --------     --------    --------     --------     --------
NET ASSET VALUE,
    end of period                                  $   9.57     $  14.17    $   8.23     $   9.69     $  15.26
                                                   ========     ========    ========     ========     ========

TOTAL RETURN FOR THE PERIOD+
    (without deduction of sales load)                (23.21)%      74.91%      (3.99)%     (30.00)%      (0.39)%
TOTAL NET ASSETS (000 omitted)                     $ 14,952     $ 46,504    $ 16,971     $ 23,046     $ 49,808


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                        (0.06)       (0.04)      (0.01)          --         0.04
Net realized and unrealized gain/(loss)
    on investments                                    (3.19        )6.19       (0.51)       (4.45)       (0.11)
                                                   --------     --------    --------     --------     --------
Total from investment operations                      (3.25        )6.15       (0.52)       (4.45)       (0.07)
                                                   --------     --------    --------     --------     --------


LESS DISTRIBUTIONS
Dividends from net investment income                  (1.35)       (0.01)      (0.22)          --        (0.74)
Distributions in excess of net investment income         --        (0.20)         --           --           --
Distributions from net realized gains                    --           --       (0.72)       (1.12)       (0.90)
                                                   --------     --------    --------     --------     --------
Total distributions                                   (1.35)       (0.21)      (0.94)       (1.12)       (1.64)
                                                   --------     --------    --------     --------     --------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                              2.20%        2.26%       2.42%        1.98%        1.76%
Net investment income                                 (0.54)%      (0.42)%     (0.11)%       0.02%        0.22%
Portfolio turnover rate                                  51%          63%         55%          42%          46%

+   Total return calculated for a period less than one year is not annualized.

++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++ The inception dates for Class B and C were 26th May, 1998 and 1st June 1998, respectively.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

@   Annualized.

                                       60
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

       CLASS B SHARES+++                     CLASS C SHARES+++                                CLASS D SHARES
-------------------------------      -------------------------------      -----------------------------------------------------

    00          99         98            00          99         98            00          99         98         97         96
===============================      ===============================      =====================================================
$  14.89    $   8.96   $   9.15      $  13.21    $   8.12   $   8.54      $  13.95    $   8.11   $   9.62   $  15.20   $  16.96
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------

$  10.04    $  14.89   $   8.96      $   8.70    $  13.21   $   8.12      $   9.33    $  13.95   $   8.11   $   9.62   $  15.20
========    ========   ========      ========    ========   ========      ========    ========   ========   ========   ========


  (23.80)%     67.89%     (0.35)%      (24.28)%     63.15%     (3.87)%      (23.75)%     73.71%     (4.64)%   (30.18)%    (1.19)%
$  2,780    $  6,169   $    273      $    455    $  1,509   $    163      $    854    $  1,727   $  1,051   $  1,583   $  1,878

   (0.17)      (0.19)     (0.35)        (0.21)      (0.39)     (0.70)        (0.14)      (0.16)     (0.01)      0.01      (0.10)

   (3.33)       6.26       0.32         (2.95)       5.51       0.37         (3.13)       6.13      (0.53)     (4.47)     (0.11)
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------
   (3.50)       6.07      (0.03)        (3.16)       5.12      (0.33)        (3.27)       5.97      (0.54)     (4.46)     (0.21)
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------



   (1.35)         --      (0.04)        (1.35)         --         --         (1.35)         --      (0.25)        --      (0.65)
      --       (0.14)        --            --       (0.03)        --            --       (0.13)        --         --         --
      --          --      (0.12)           --          --      (0.09)           --          --      (0.72)     (1.12)     (0.90)
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------
   (1.35)      (0.14)     (0.16)        (1.35)      (0.03)     (0.09)        (1.35)      (0.13)     (0.97)     (1.12)     (1.55)
--------    --------   --------      --------    --------   --------      --------    --------   --------   --------   --------



    3.07%       3.48%      9.39%@        3.65%       5.57%     20.34%@        2.95%       2.89%      2.53%      2.08%      2.28%
   (1.39)%     (1.59)%    (7.52)%@      (2.00)%     (3.82)%   (19.15)%@      (1.28)%     (1.55)%    (0.17)%    (0.09)%    (0.57)%
      51%         63%        55%           51%         63%        55%           51%         63%        55%        42%        46%

                                       61
                                      ----
                 GAM FUNDS INC PROSPECTUS / FINANCIAL HIGHLIGHTS

IV. Financial Highlights continued

================================================================================

GAM JAPAN CAPITAL FUND

                                                CLASS A SHARES                    CLASS B SHARES+++          CLASS C SHARES+++
                               ----------------------------------------------   -----------------------   ------------------------

                                 00        99       98        97        96        00       99      98       00        99      98
                               ----------------------------------------------   -----------------------   ------------------------
NET ASSET VALUE,
    beginning of period        $ 13.85   $  7.65  $  8.44   $  9.39   $ 10.16   $14.45   $ 8.11  $ 8.49   $ 14.65   $ 8.12  $ 8.56
                               -------   -------  -------   -------   -------   ------   ------  ------   -------   ------  ------
NET ASSET VALUE,
    end of period              $  7.44   $ 13.85  $  7.65   $  8.44   $  9.39   $ 7.76   $14.45  $ 8.11   $  7.88   $14.65  $ 8.12
TOTAL RETURN FOR THE PERIOD@   =======   =======  =======   =======   =======   ======   ======  ======   =======   ======  ======
    (without deduction of
     sales load)                (32.30)%   87.05%   (2.75)%   (2.58)%    0.15%  (32.94)%  82.18%  (4.48)%  (33.05)%  83.30%  (5.14)%
TOTAL NET ASSETS
     (000 omitted)             $18,904   $66,757  $22,654   $30,872   $36,504   $1,473   $3,100  $  665   $   606   $2,156  $  954

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss)++   (0.17)    (0.14)   (0.06)    (0.10)    (0.05)   (0.29)   (0.34)  (0.19)    (0.32)   (0.34)  (0.15)
Net realized and unrealized
    gain/(loss) on investments   (4.05)     6.77    (0.16)    (0.11)     0.07    (4.21)    6.98   (0.19)    (4.26)    7.09   (0.29)
                               -------   -------  -------   -------   -------   ------   ------  ------   -------   ------  ------
Total from investment
    operations                   (4.22)     6.63    (0.22)    (0.21)     0.02    (4.50)    6.64   (0.38)    (4.58)    6.75   (0.44)
                               -------   -------  -------   -------   -------   ------   ------  ------   -------   ------  ------

LESS DISTRIBUTIONS
Dividends from net investment
    income                       (1.29)       --       --        --     (0.70)   (1.29)      --      --     (1.29)      --      --
Distributions in excess of
    net investment income           --     (0.43)      --        --        --       --    (0.30)     --        --    (0.22)     --
Distributions from net
    realized gains               (0.90)       --    (0.57)    (0.74)    (0.09)   (0.90)      --      --     (0.90)      --      --
Total distributions            -------   -------  -------   -------   -------   ------   ------  ------   -------   ------  ------
                                 (2.19)    (0.43)   (0.57)    (0.74)    (0.79)   (2.19)   (0.30)     --     (2.19)   (0.22)     --
                               -------   -------  -------   -------   -------   ------   ------  ------   -------   ------  ------
RATIOS TO AVERAGE NET ASSETS
Expenses*                         2.07%     2.06%    2.16%     2.15%     1.84%    3.06%    3.80%   5.31%@    3.21%    3.94%   3.99%@
Net investment income           (1.45)%   (1.38)%  (0.78)%   (1.06)%   (0.50)%  (2.46)%  (3.16)% (4.22)%@  (2.60)%  (3.21)% (3.00)%@
Portfolio turnover rate             48%       77%      59%       76%       23%      48%      77%     59%       48%      77%     59%

+   Total return calculated for a period less than one year is not annualized.

++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++ The inception dates for Class B and C were 26th May, 1998 and 19th May 1998, respectively.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

@   Annualized.

                                       62
                                      ----
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

================================================================================
GAM EUROPE FUND

                                             CLASS A SHARES                        CLASS B SHARES+++          CLASS C SHARES+++
                             -----------------------------------------------   ------------------------   ------------------------

                                00        99        98        97        96       00       99       98       00       99       98
                             ===============================================   ========================   ========================
NET ASSET VALUE,
  beginning of period        $ 13.08   $ 12.63   $ 12.57   $ 11.85   $ 10.04   $13.08   $12.82   $15.38   $12.77   $12.70   $15.16
                             -------   -------   -------   -------   -------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
  end of period              $ 12.18   $ 13.08   $ 12.63   $ 12.57   $ 11.85   $12.06   $13.08   $12.82   $11.66   $12.77   $12.70
                             =======   =======   =======   =======   =======   ======   ======   ======   ======   ======   ======
TOTAL RETURN FOR THE PERIOD+
  (without deduction of
  sales load)                   4.61%    16.21%    10.70%    27.55%    21.32%    3.68%   14.48%   (9.82)%   3.07%   13.11%   (9.32)%
TOTAL NET ASSETS
  (000 omitted)              $24,127   $20,450   $49,631   $39,101   $25,127   $3,889   $1,568   $1,787   $  843   $  743   $  814

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income/(loss)++ (0.12)    (0.09)     0.03      0.02      0.07    (0.25)   (0.29)   (0.20)   (0.33)   (0.43)   (0.28)
Net realized and unrealized
  gain/(loss) on investments    0.67      1.96      1.28      3.15      2.06     0.68     1.97    (1.37)    0.67     1.92    (1.19)
                             -------   -------   -------   -------   -------   ------   ------   ------   ------   ------   ------
Total from investment
  operations                    0.55      1.87      1.31      3.17      2.13     0.43     1.68    (1.57)    0.34     1.49    (1.47)
                             -------   -------   -------   -------   -------   ------   ------   ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from net investment
  income                          --        --     (0.02)    (0.06)    (0.01)      --       --       --       --       --       --
Distributions from net
  realized gains               (1.45)    (1.42)    (1.23)    (2.39)    (0.31)   (1.45)   (1.42)   (0.99)   (1.45)   (1.42)   (0.99)
                             -------   -------   -------   -------   -------   ------   ------   ------   ------   ------   ------
Total distributions            (1.45)    (1.42)    (1.25)    (2.45)    (0.32)   (1.45)   (1.42)   (0.99)   (1.45)   (1.42)   (0.99)
                             -------   -------   -------   -------   -------   ------   ------   ------   ------   ------   ------
RATIOS TO AVERAGE NET ASSETS
Expenses*                       2.49%     2.48%     2.06%     1.81%     1.89%    3.39%    4.17%  3.93%@     4.04%    5.35%  4.93%@
Net investment income          (0.86)%   (0.79)%    0.24%     0.15%     0.59%   (1.80)%  (2.41)% (2.58)%@  (2.48)%  (3.62)% (3.46)%@
Portfolio turnover rate          194%      109%      168%       80%       76%     194%     109%     168%     194%     109%     168%

+   Total return calculated for a period less than one year is not annualized.

++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++ The inception dates for Class B and C were 26th May, 1998 and 20th May 1998, respectively.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

@   Annualized.

                                       63
                                      ----
                 GAM FUNDS INC PROSPECTUS / FINANCIAL HIGHLIGHTS

IV. Financial Highlights continued

================================================================================
  GAM AMERICAN FOCUS FUND

                                             CLASS A SHARES                        CLASS B SHARES+++          CLASS C SHARES+++
                             -----------------------------------------------   ------------------------   ------------------------

                                00        99        98        97        96       00       99       98       00       99       98
                             ===============================================   ========================   ========================

NET ASSET VALUE,
  beginning of period        $  18.30  $  16.74  $  17.32 $ 13.56  $  11.93    $ 18.19  $ 16.87 $ 20.08   $ 17.91 $  16.58 $ 21.58
                             --------- --------  -------- -------- --------    -------  ------- -------   ------- -------- -------
NET ASSET VALUE,
  end of period              $  15.97  $  18.30  $  16.74 $ 17.32  $  13.56    $ 15.71  $ 18.19 $ 16.87   $ 15.41 $  17.91 $  16.58
                             ========= ========  ======== =======  ========    =======   ====== =======   ======= ======== ========
TOTAL RETURN FOR THE PERIOD+
  (without deduction of         (1.46)%    9.32%    29.44%  29.41%    24.10%     (2.31)%   7.82%   9.68%    (2.47)%  8.02%    0.69%
  sales load)

TOTAL NET ASSETS
  (000 omitted)              $ 21,344   $28,872  $ 17,367 $ 10,966 $  5,853    $ 3.568  $ 4,048 $   969   $ 2,696 $  5,914 $ 1,142

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income/(loss)++  (0.10)    (0.07)    (0.07)      --    (0.05)     (0.25)   (0.29)  (0.57)    (0.25)   (0.25)  (0.44)

Net realized and unrealized
  gain/(loss) on investments    (0.16)     1.63      4.76     3.99     2.93      (0.16)    1.61    2.17     (0.18)    1.58    0.25
                             --------- --------  -------- -------- --------    -------  ------- -------    ------- ------- -------
Total from investment
  operations                    (0.26)     1.56      4.69     3.99     2.88      (0.41)    1.32    1.60     (0.43)    1.33   (0.19)
                             --------- --------  -------- -------- --------    -------  ------- -------    ------- ------- -------

LESS DISTRIBUTIONS
Dividends from net investment
  income                          --         --        --       --       --          --      --     --         --      --       --
Distributions from net
  realized gains                (2.07)       --     (5.27)   (0.23)   (1.25)     (2.07)      --   (4.81)    (2.07)     --    (4.81)
                             --------- --------  -------- -------- --------    -------  -------  -------   ------   ------   ------

Total distributions             (2.07)       --     (5.27)   (0.23)   (1.25)     (2.07)      --   (4.81)    (2.07)     --    (4.81)
                             --------- --------  -------- -------- --------    -------  -------  -------   -------  ------ -------

RATIOS TO AVERAGE NET ASSETS

Expenses*                        2.00%     1.90%     2.10%    1.94%    2.61%      2.86%   3.11%   7.56%@    2.89%   2.90%   8.16%@

Net investment income           (0.58)%   (0.42)%   (0.34)%   0.00%   (0.39)%    (1.44)% (1.66)% (5.81)%@  (1.46)% (1.45)% (6.50)%@

Portfolio turnover rate           12%         13%       70%    15%        9%        12%     13%     70%        12%     13%    70%






+    Total return calculated for a period less than one year is not annualized.

++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++ The inception dates for Class B and C were 26th May, 1998 and 7th July, 1998, respectively.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

@    Annualized.

                                       64
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAMERICA CAPITAL FUND

                                               CLASS A SHARES                    CLASS B SHARES+++           CLASS C SHARES+++
                              ---------------------------------------------  --------------------------   -------------------------

                                00         99       98       97      96         00       99       98        00       99       98
                              =============================================  ==========================   =========================
NET ASSET VALUE,
  beginning of period          $21.45    $17.08   $13.43   $10.82   $10.03     $21.54   $17.26   $16.57    $21.42   $17.13  $16.57
                               ------    ------   ------   ------   ------     ------   ------   ------    ------   ------  ------
NET ASSET VALUE,
  end of period                $22.49    $21.45   $17.08   $13.43   $10.82     $22.46   $21.54   $17.26    $22.30   $21.42  $17.13
                               ======    ======   ======   ======   ======     ======   ======   ======    ======   ======  ======

TOTAL RETURN FOR THE PERIOD+
  (without deduction
    of sales load)               6.54%    28.97%   30.59%   37.28%   18.31%      5.97%   27.68%    5.13%     5.81%   27.95%   4.34%
                              $70,046   $51,108  $11,469   $3,799   $1,924    $13,833   $9,243     $995   $12,274   $9,693  $1,181

INCOME FROM INVESTMENT
  OPERATIONS

Net investment income/(loss)++   0.06      0.13    (0.01)   (0.24)   (0.42)     (0.10)   (0.07)   (0.26)    (0.10)   (0.04)  (0.37)

Net realized and unrealized
   gain/(loss) on investments    1.35      4.78     4.08     4.23     2.22       1.39     4.82     1.10      1.35     4.80    1.08
                              -------   -------  -------   ------   ------    -------  -------   ------   -------   ------  ------
Total from investment
   operations                    1.41      4.91     4.07     3.99     1.80       1.29     4.75     0.84      1.25     4.76    0.71
                              -------   -------  -------   ------   ------    -------  -------   ------   -------   ------  ------

LESS DISTRIBUTIONS

Dividends from net
   investment income               --     (0.07)      --       --       --         --       --       --        --       --      --

Distributions from net
   realized gains               (0.37)    (0.47)   (0.42)   (1.38)   (1.01)     (0.37)   (0.47)   (0.15)    (0.37)   (0.47)  (0.15)
                              -------   -------  -------   ------   ------    -------  -------   ------   -------   ------  ------
Total distributions             (0.37)    (0.54)   (0.42)   (1.38)   (1.01)     (0.37)   (0.47)   (0.15)    (0.37)   (0.47)  (0.15)
                              -------   -------  -------   ------   ------    -------  -------   ------   -------   ------  ------
RATIOS TO AVERAGE NET ASSETS

Expenses*                       1.79%     1.84%    2.46%    3.45%    5.16%**    2.49%    2.88%@   5.19%@    2.48%    2.74%@  7.15%@

Net investment income           0.25%     0.66%   (0.03)%  (2.04)%  (3.79)%    (0.44)%  (0.34)% (2.74)%@  (0.45)%  (0.23)%  (4.77)%@

Portfolio turnover rate           20%       20%      29%      22%      27%        20%      20%      29%       20%      20%     29%


+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.

+++  The inception dates for Class B and C were 26th May, 1998.

* The ratio of expenses to average net assets for the year ended 31st December 1996 includes amounts paid through expense offset arrangements.

** In the absence of expense reimbursement expenses would have represented 6.16% of the average net assets for the year ended 31st December 1996.

@    Annualized.

                                       65
                                      ----
                 FOR MORE INFORMATION PLEASE CALL 800-426-4685

-------------------------------------------------------------------------------

                      [This Page Intentionally Left Blank]










                                       66
                                      ----

-------------------------------------------------------------------------------

GAM FUNDS, INC. - PURCHASE APPLICATION

Please mail in the enclosed envelope to: GAM Funds, Inc., c/o Boston Financial Data Services, P.O. Box 9137, Boston, MA 02205-9775 (66 Brooks Drive, Braintree, MA 02184-3839 for express mail services) with your check or money order payable to "GAM Funds, Inc." If you are not using the enclosed envelope please mail your application to: GAM Funds, Inc., c/o Boston Financial Data Services, P.O. Box 8264, Boston, MA 02266-8264. To make payment by wire, please notify Boston Financial Data Services at (800) 426-4685 or (617) 483-5000 of the incoming wire and to receive a wire reference number. Instruct your bank to wire the funds with the assigned reference number to: State Street Bank and Trust Company, ABA# 011000028 for account of GAM ("Fund Name-GAM acct. #") Fund Subscription DDA #9905-414-0.

--------------------------------------------------------------------------------
  ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

[ ] JOINT TENANT REGISTRATION will be as "joint tenants with the right of survivorship" and not as "tenants in common" unless specified, and both registrants should sign this application.

[ ] TRUST REGISTRATIONS should specify the name of the trust, trustee(s), beneficiary(ies), date of trust instrument, and the trustee, or other fiduciary, should sign this application.

[ ] UNIFORM GIFTS/TRANSFERS TO MINORS REGISTRATION should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number) and the custodian should sign this application.

[ ] INSTITUTIONAL REGISTRATIONS should be in the name of the institution, and an officer should sign, indicating corporate or partnership office or title, this application.

[ ] For an INDIVIDUAL RETIREMENT ACCOUNT (IRA), a different application is required. Please call (800) 426-4685 ext. 1 or your investment representative to obtain an IRA application.

Registration Type: (Choose One)     o Individual     o Gift/Transfer to Minor   o Other__________
                                    o Joint Tenants  o Trust

INVESTOR(S) INFORMATION           OWNER                    JOINT OWNER

Name
                          ----------------------    ----------------------
Address
                          ----------------------    ----------------------

                          ----------------------    ----------------------
City/State/Zip
                          ----------------------    ----------------------
Taxpayer ID/Social
Security Number
                          ----------------------    ----------------------
Date of Birth
                          ----------------------    ----------------------

Daytime Phone            (     )
                          ----------------------    ----------------------

E-Mail Address
                          ----------------------    ----------------------

--------------------------------------------------------------------------------
INVESTMENT SELECTION
--------------------------------------------------------------------------------

The minimum initial investment is $5,000 per fund and subsequent investments are $100 per fund.

                           INVESTMENT        CLASS    CLASS   CLASS    CLASS
                           AMOUNT              A        B       C        D
GAM Global Fund:           $                  [ ]      [ ]     [ ]      [ ]
                            ----------------
GAM International Fund:    $                  [ ]      [ ]     [ ]      [ ]
                            ----------------
GAM Pacific Basin Fund:    $                  [ ]      [ ]     [ ]      [ ]
                            ----------------
GAM Japan Capital Fund:    $                  [ ]      [ ]     [ ]
                            ----------------
GAM Europe Fund:           $                  [ ]      [ ]     [ ]
                            ----------------
GAM American Focus Fund:   $                  [ ]      [ ]     [ ]
                            ----------------
GAMerica Capital Fund:     $                  [ ]      [ ]     [ ]
                            ----------------

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS

All dividends and capital gains distributions will be reinvested in additional shares of the same class of the same Fund unless the appropriate boxes below are checked:

         [ ] Pay dividends in cash  [ ] Pay capital gains distributions in cash

                                                                       CONTINUED
--------------------------------------------------------------------------------
INVESTMENT ADVISOR/BROKER (IF APPLICABLE)
--------------------------------------------------------------------------------

Reresentative's Name                           Branch Address
                    -------------------------                 ------------------
Representative's Number
                       ----------------------  ---------------------------------

Representative's Phone Number (     )
                             ----------------  ---------------------------------
Firm Name                                      Branch Address
         -------------------------------------               -------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TELEPHONE PRIVILEGES

Unless you check the boxes below, you authorize the Funds or their agents to honor telephone or facsimile requests from you after you have reasonably identified yourself.
[ ] I do not want Telephone Exchange -- Exchange shares of any Fund for shares of any other Fund in the same class.
[ ] I do not want Telephone Redemption -- Redemption of shares by telephone.

WIRE TRANSFER

Please complete wiring instructions below if you wish to be able to instruct the Funds to wire redemption proceeds. A nominal fee will be deducted from the redemption proceeds.

Bank Name                                     ABA #*
         -----------------------------------        ----------------------------
Name on Account                               Account #
               -----------------------------        ----------------------------
Bank Address
              ------------------------------        ----------------------------

 * The ABA # is the nine-digit number that precedes your account number along the bottom of your check.
** Savings and loan associations or credit unions may not be able to receive wire redemptions.

AUTOMATIC INVESTMENT PLAN (OPTIONAL)

By completing the section below you authorize the Fund's Agent to initiate Automated Clearing House ("ACH") debits on the 25th day of each month or the next business day. Please attach a voided check.

Fund               Investment Amount         Monthly         or      Quarterly
                   $
----------------   -----------------------    [ ]                       [ ]
                   $
----------------   -----------------------    [ ]                       [ ]

Bank Name                            ABA #*
         ---------------------------        -----------------------------------

Name on Account                      Account #
               ---------------------        -----------------------------------

Bank Address (City, State Only)
                               ---------------
* The ABA # is the nine-digit number that precedes your account number along the bottom of your check.

SYSTEMATIC WITHDRAWAL PLAN* (OPTIONAL)

By completing the section below you authorize the Fund's Agent to redeem the necessary number of shares from your account in order to make periodic payments. The minimum is $100 per Fund.

                                                Choose One
Fund          Withdrawal Amount  Monthly   Quarterly   Semi-annually   Annually
              $
------------- -----------------    [ ]        [ ]           [ ]           [ ]
              $
------------- -----------------    [ ]        [ ]           [ ]           [ ]

[ ] Credit to bank account as designated under Wire Transfer or

[ ] Send check to  name and address of account registration

 * This request for Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemption of shares will occur on the 25th day of the month prior to payment or the next business day.

STATEMENT OF INTENTION (OPTIONAL)

[ ] I/we agree to the Statement of Intention and Escrow Agreement set forth below. Although I/we am/are not obligated to do so, I/we intend to invest in the Funds over a 13-month period at least:
       [ ]   $100,000    [ ]  $300,000    [ ]  $600,000    [ ]  $1,000,000
                                                                   OVER, PLEASE

                                                                       CONTINUED
RIGHT OF ACCUMULATION (OPTIONAL)
[ ] I/we qualify  for the Right of  Accumulation  described  in the  Prospectus.
    (Please identify in whose name shares are registered, in which Fund(s), the shareholder's account number, and the shareholder's relationship to you):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NET ASSET VALUE ELIGIBILITY

[ ] Check here if eligible for waiver of sales load. (Reason must be stated or sales load will be incurred.)

   Specify reason --------------------------------------------------------------

AGREEMENT AND SIGNATURE(S)

1. I/we have received, read and carefully reviewed a copy of the Funds' prospectus.
2. All share purchases are subject to acceptance and are governed by New York law.
3. I/we authorize you to honor redemption requests by telephone or facsimile, if so elected above.
4. I/we authorize you to accept telephone or facsimile exchange instructions, if so elected above.
5. I/we authorize you to wire proceeds of redemptions, if so elected above.
6. I/we hereby agree that neither the Company nor Boston Financial Data Services will be liable for any loss, liability or expense as a result of any action taken upon instructions believed by it to be genuine and which were in accordance with the procedures set forth in the prospectus.

--------------------------------------------------------------------------------
______ U.S. CITIZEN/TAXPAYER: UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT (1) THE NUMBER SHOWN ON THIS FORM IS MY/OUR CORRECT TAXPAYER IDENTIFICATION NUMBER AND (2) I/WE AM/ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE AM/ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME/US THAT I/WE AM/ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (IF YOU HAVE BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING, STRIKE OUT PHRASE (2) ABOVE.) THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE PRECEDING CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

______  NON-U.S.  CITIZENS/TAXPAYER:  INDICATED  COUNTRY  OF  RESIDENCE  FOR TAX
PURPOSES

UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT WE ARE NOT U.S. CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY INTERNAL REVENUE SERVICE.
--------------------------------------------------------------------------------

X -------------------------------------  X -------------------------------------

X -------------------------------------  X -------------------------------------

SIGNATURE(S) OF ALL APPLICANTS REGISTERED ABOVE - Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for corporation, trust, custodial account, etc.). Date _____________________________

STATEMENT OF INTENTION

If you anticipate investing $100,000 or more in shares of the Funds within a 13-month period, you may obtain a reduced sales load as though the total quantity were invested in one lump sum by filing a Statement of Intention within 90 days of the start of the purchases. To ensure that the reduced price will be received on future purchases, you must inform Boston Financial Data Services that this Statement is in effect each time shares are purchased.

Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the application, as described in the prospectus. You are not committed to purchase additional shares, but if your purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, you will pay the increased amount of the sales load prescribed in the Escrow Agreement. Neither dividends nor capital gain distributions invested in additional shares will apply toward the completion of this Statement. If the total purchases under this Statement are large enough to qualify for an even lower sales load than that applicable to the amount specified in the Statement, then you must notify the Transfer Agent and all transactions will then be recomputed at the expiration date of this Statement to give effect to the lower load. Any difference in sales load as a result of these additional purchases will be applied to the purchase of additional shares at the lower load if specified by you or refunded to you in cash if you so specify.

This Statement is not effective until accepted by the Company.

ESCROW AGREEMENT

Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by Boston Financial Data Services in the form of shares registered in your name. All dividends and capital gain distributions on escrowed shares will be paid to you or to your order. When the minimum investment so specified is completed, the escrowed shares will be released. If the investment is not completed, the

Company will redeem an appropriate number of the escrowed shares in order to realize any difference between the sales load on the amount specified and on the amount actually attained. Shares remaining after any such redemption will be released from escrow.

In signing the application, you irrevocably constitute and appoint Boston Financial Data Services your attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

More Information About the Funds

================================================================================

THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION (SAI) gives more detailed information about the Funds, and is incorporated by reference into this Prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS published for each of these Funds describe in detail the Funds' performance and the market conditions and investment strategies that significantly contributed to that performance.

FOR COPIES OF SAIS OR ANNUAL REPORTS FREE OF CHARGE, CALL THE FUNDS AT THE TELEPHONE NUMBER BELOW, OR...

o Go to the Public Reference Room of the Securities and Exchange Commission. Please call the SEC at (202) 942-8090 for hours of operation.

o E-mail your request to the SEC at publicinfo@sec.gov, or write to them at the Public Reference Room, c/o Securities and Exchange Commission, Washington, D.C. 20549-0102, and ask them to send you a copy. There is a fee for this service.

o  Download documents from the SEC's Internet website at http://www.sec.gov

GAM has authorized the use of information in this Prospectus, and only the information in this Prospectus, as an accurate representation of the Funds offered in this Prospectus. This Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful.


                                 GAM FUNDS, INC.

                              135 East 57th Street
                               New York, NY 10022
                     Tel: (800) 426-4685 Fax: (212) 407-4684
                          Internet: http://www.gam.com

                                     ======

SEC Registration Number: 002-92136

DRAFT NO. 1


                           GLOBAL ASSET MANAGEMENT(R)

                                 GAM FUNDS, INC.

                              135 EAST 57TH STREET
                               NEW YORK, NY 10022
                     TEL: (212) 407-4600/FAX: (212) 407-4684

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2001


         This Statement of Additional Information pertains to the funds listed below, each of which is a separate series of common stock of GAM Funds, Inc. (the "Company"), a diversified open-end management investment company. Each series of the Company represents a separate portfolio of securities (each a "Fund" and collectively the "Funds"). The investment objective of each Fund is to seek long term capital appreciation through investment primarily in equity securities. Each Fund seeks to achieve its objective by investing primarily within a particular geographic region in accordance with its own investment policy. There is no assurance that the Funds will achieve their objective.


     The Funds are managed by GAM International Management Limited ("GIML"). Global Asset Management (USA) Inc. ("GAM USA") serves as Co-Investment Advisor to the GAM American Focus Fund. (GIML and GAM USA are collectively referred to as the "Investment Advisors"). GAM Services, Inc. ("GAM Services"), an affiliate of GIML, serves as the principal underwriter for the Funds' securities.


             GAM GLOBAL FUND invests primarily in the United States, Europe, the Pacific Basin, and Canada.

             GAM INTERNATIONAL FUND invests primarily in Europe, the Pacific Basin and Canada.

             GAM PACIFIC BASIN FUND invests primarily in the Pacific Basin, including Japan, Hong Kong, Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia and Australia.

             GAM JAPAN CAPITAL FUND invests primarily in Japan.

             GAM EUROPE FUND invests primarily in Europe.

             GAM AMERICAN FOCUS FUND (previously, GAM North America Fund) invests primarily in the United States and Canada.

             GAMERICA CAPITAL FUND invests primarily in the United States and Canada.


         This Statement of Additional Information, which should be kept for future reference, is not a prospectus. It should be read in conjunction with the Prospectus of the Funds, dated April 30, 2001, which can be obtained without cost upon request at the address indicated above.

         The Funds' 2000 Annual Report to Shareholders is incorporated by reference in this Statement of Additional Information.


INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND STRATEGIES........................................
Rating of Securities.......................................................
United States Government Obligations.......................................
Repurchase Agreements......................................................
Options....................................................................
Stock Index Futures and Options............................................
Interest Rate Futures and Options..........................................
Foreign Currency Transactions..............................................
Lending Portfolio Securities...............................................
Warrants...................................................................
Borrowing..................................................................
Short-Selling..............................................................
Restricted Securities......................................................
Future Developments........................................................
Fundamental Investment Restrictions........................................
Non-Fundamental Investment Restrictions....................................
Risk Considerations........................................................
Policy of Concentration for GAM Pacific Basin Fund.........................
Portfolio Turnover.........................................................

MANAGEMENT OF THE COMPANY..................................................
Compensation of Directors and Executive Officers ..........................
Principal Holders of Securities............................................

INVESTMENT ADVISORY AND OTHER SERVICES ....................................
Investment Advisors .......................................................
Investment Advisory Contracts .............................................
Advisory Fees..............................................................
Principal Underwriter and Plans of Distribution ...........................
Custodian and Administrator ...............................................
Transfer Agent.............................................................
Legal Counsel..............................................................
Independent Accountants ...................................................
Reports to Shareholders....................................................

BROKERAGE ALLOCATION ......................................................
Affiliated Transactions....................................................

SHAREHOLDER INFORMATION ...................................................
Sales Charge Reductions and Waivers .......................................
Waivers of Front-End Sales Charges ........................................
Contingent Deferred Sales Charge Waivers...................................
Conversion Feature.........................................................

NET ASSET VALUE, DIVIDENDS AND TAXES.......................................
Net Asset Value............................................................
Suspension of the Determination of Net Asset Value.........................
Tax Status.................................................................

PERFORMANCE INFORMATION....................................................

DESCRIPTION OF SHARES......................................................

FINANCIAL STATEMENTS.......................................................

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

         The investment objective and strategies of each Fund are described in the Prospectus under the "Risk and Return Summary" heading. Set forth below is additional information with respect to the investment objective and strategies of each Fund.

         STRATEGIES. Each Fund has adopted the following investment policy relating to the geographic areas in which it may invest. In the case of the GAM Pacific Basin, GAM Japan Capital, GAM Europe, and GAMerica Capital Funds, each Fund intends to invest substantially all of its assets in the region dictated by its investment policy and, under normal market circumstances, will invest at least 65% of its total assets in securities of companies or governments in the relevant geographic area. The GAM American Focus Fund will invest at least 80% of its assets in securities or governments in the United States and Canada. The GAM American Focus Fund will notify investors at least 60 days prior to any change in the investment policy described in this paragraph.

         GAM GLOBAL FUND may invest in securities issued by companies in any country of the world, including the United States, and normally invests in securities issued by companies in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. Under normal market conditions, GAM Global Fund invests in securities of companies in at least three different countries.

         GAM INTERNATIONAL FUND may invest in securities issued by companies in any country other than the United States and normally invests in securities issued by companies in Canada, the United Kingdom, Continental Europe and the Pacific Basin. Under normal market conditions, GAM International Fund invests in securities of companies in at least three foreign countries. For temporary defensive purposes, GAM International Fund may invest in debt securities of United States companies and the United States government and its agencies and instrumentalities.

         GAM PACIFIC BASIN FUND invests primarily in securities issued by companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Australia and New Zealand.

         GAM JAPAN CAPITAL FUND invests primarily in securities of companies in Japan.

         GAM EUROPE FUND invests primarily in securities issued by companies in Europe, including the United Kingdom, Ireland, France, Germany, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia.

         GAM AMERICAN FOCUS FUND invests primarily in securities issued by companies in the United States and Canada.

         GAMERICA CAPITAL FUND invests primarily in securities of companies in the United States and Canada.

         A company will be considered to be in or from a particular country for purposes of the preceding paragraphs if (a) at least 50% of the company's assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country; (b) the principal trading market for the company's securities is in the country; or
(c) the company is incorporated under the laws of the country.

         Each Fund will seek investment opportunities in all types of companies, including smaller companies in the earlier stages of development. In making investment decisions, each Fund will rely on the advice of its Investment Advisor(s) and its own judgement rather than on any specific objective criteria.


         RATING OF SECURITIES. Each Fund may invest a substantial portion of its assets in debt securities issued by companies or governments and their agencies and instrumentalities if it determines that the long-term capital appreciation of such debt securities may equal or exceed the return on equity securities. Each Fund is not required to maintain any particular proportion of equity or debt securities in its portfolio. Any dividend or interest income realized by a Fund on its investments will be incidental to its goal of long-term capital appreciation. The debt securities (bonds and notes) in which the Funds may invest are not required to have any rating. Each Fund may, for temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less) issued by companies and governments and their agencies and instrumentalities and in money market instruments denominated in currency of the United States or foreign nations.

         None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than "investment grade" by a rating service. Debt securities rated lower than "investment grade," also known as "junk bonds," are those debt securities not rated in one of the four highest categories by a rating service (e.g., bonds rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's"). Junk bonds, and debt securities rated in the lowest "investment grade," have speculative characteristics, and changes in economic circumstances or other circumstances are more likely to lead to a weakened capacity on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated investment grade bonds. Developments such as higher interest rates may lead to a higher incidence of junk bond defaults, and the market in junk bonds may be more volatile and illiquid than that in investment grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the Fund to have more than 5% of its assets invested in debt securities which are not "investment grade." In such a case, the Fund will not be required to sell such securities.

         UNITED STATES GOVERNMENT OBLIGATIONS. The Funds may invest in securities of the United States government, its agencies and instrumentalities. United States government securities include United States Treasury obligations, which include United States Treasury bills, United States Treasury notes and United States Treasury bonds; and obligations issued or guaranteed by United States government agencies and instrumentalities. Agencies and instrumentalities include the Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Bank, Student Loan Marketing Association, Federal National Mortgage Association and Government National Mortgage Association.

         REPURCHASE AGREEMENTS. Each Fund may, for temporary defensive purposes, invest in repurchase agreements. In such a transaction, at the same time a Fund purchases a security, it agrees to resell it to the seller and is obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund's holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for a Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of a default the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The collateral is marked-to-market daily and the Investment Advisors monitor the value of the collateral in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon sum to be paid to a Fund. If the seller were to be subject to a United States bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions in the bankruptcy law. Each Fund may only enter into repurchase agreements with domestic or foreign securities dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Directors.

         OPTIONS. Each Fund may invest up to 5% of its net assets in options on equity or debt securities or securities indices and up to 10% of its net assets in warrants, including options and warrants traded in over-the-counter markets. An option on a security gives the owner the right to acquire ("call option") or dispose of ("put option") the underlying security at a fixed price (the "strike price") on or before a specified date in the future. A warrant is equivalent to a call option written by the issuer of the underlying security.

         Each Fund may write covered call options on securities in an amount equal to not more than 100% of its net assets and secured put options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is "covered" if the Fund owns the underlying securities subject to the option or if the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written. A put option will be considered "secured" if a Fund segregates liquid assets having a value equal to or greater than the exercise price of the option, or if the Fund holds a put at the same exercise price, for the same period and on the same securities as the put written.

         The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on a Fund's portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing secured put options is to realize income in the form of premiums. The writer of a secured put option accepts the risk of a decline in the price of the underlying security. A Fund may invest up to 5% of its net assets in options on securities or indices including options traded in over-the-counter markets.

         Although each Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The success of each Fund's options trading activities will depend on the ability of the Investment Advisors to predict correctly future changes in the prices of securities. Purchase or sale of options to hedge each Fund's existing securities positions is also subject to the risk that the value of the option purchased or sold may not move in perfect correlation with the price of the underlying security. The greater leverage in options and futures trading may also tend to increase the daily fluctuations in the value of a Fund's shares.

         STOCK INDEX FUTURES AND OPTIONS. Each Fund may purchase and sell stock index futures contracts, and purchase, sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market value of the stocks included in the index. An option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call option, or less than, in the case of a put option, the strike price of the option. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the Standard & Poor's 100. In the case of a stock index future, the seller of the futures contract is obligated to deliver, and the purchaser obligated to take, an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. If the assets of a Fund are substantially invested in equity securities, the Fund might sell a futures contract based on a stock index which is expected to reflect changes in prices of stocks in the Fund's portfolio in order to hedge against a possible general decline in market prices. A Fund may similarly purchase a stock index futures contract to hedge against a possible increase in the price of stocks before the Fund is able to invest cash or cash equivalents in stock in an orderly fashion.


         The effectiveness of trading in stock index futures and options as a hedging technique will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index future or option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase, sale or writing of a stock index future or option depends upon movements in the level of stock prices in the stock market generally, or in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Successful use of stock index futures by the Funds also is subject to the ability of the Investment Advisor to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

         Each Fund may purchase and sell commodity futures contracts, and purchase, sell or write options on futures contracts, for bona fide hedging purposes or otherwise in accordance with applicable rules of the Commodity Futures Trading Commission (the "CFTC"). CFTC rules permit an entity such as a Fund to acquire commodity futures and options as part of its portfolio management strategy, provided that the sum of the amount of initial margin deposits and premiums paid for unexpired commodity futures contracts and options would not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase (option contract on a stock whose current market price is above the striking price of a call option or below the striking price of a put option), the in-the-money amount may be excluded in calculating the 5%.

         When a Fund enters into a futures contract or writes an option on a futures contract, it will instruct its custodian to segregate cash or liquid securities having a market value which, when added to the margin deposited with the broker or futures commission merchant, will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the Fund, or the market value (marked-to-market daily) of the commodity underlying a short position in a futures contract or a call option written by the Fund, or the Fund will otherwise cover the transaction.

         INTEREST RATE FUTURES AND OPTIONS. Each Fund may hedge against the possibility of an increase or decrease in interest rates adversely affecting the value of securities held in its portfolio by purchasing or selling a futures contract on a specific debt security whose price is expected to reflect changes in interest rates. However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures position.

         A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on interest rate futures and price movements in the portfolio securities of the Fund which are the subject of the hedge. In addition, a Fund's purchase of such options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The potential loss related to the purchase of an option on an interest rate futures contracts is limited to the premium paid for the option.

         Although each Fund intends to purchase or sell commodity futures contracts only if there is an active market for each such contract, no assurance can be given that a liquid market will exist for the contracts at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         FOREIGN CURRENCY TRANSACTIONS. Since investments in foreign securities will usually involve currencies of foreign countries, and since each Fund may temporarily hold funds in foreign or domestic bank deposits in foreign currencies during the completion of investment programs, the value of the assets of each Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission.

         Each Fund may enter into forward foreign exchange contracts for speculative purposes and under the following circumstances: when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it purchases or already holds, it may desire to "lock-in" the United States dollar price of the security or the United States dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and the subject foreign currency during the period between the date the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which payment is made or received.

         If it is believed that the currency of a particular foreign country may suffer a substantial decline against the United States dollar or another currency, a Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Each Fund will place cash or liquid securities in a separate custody account of the Fund with the Company's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the hedge contracts or otherwise cover such transactions. The securities placed in the separate account will be marked-to-market daily. If the value of the securities placed in the separate account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's uncovered commitments with respect to such contracts.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may also purchase an "offsetting" contract prior to the maturity of the underlying contract. There is no assurance that such an "offsetting" contract will always be available to a Fund.

         It is impossible to forecast with absolute precision what the market value of portfolio securities will be at the expiration of a related forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a security being sold is less than the amount of foreign currency the Fund is obligated to deliver. Conversely, a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Advisors. Hedging the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The Funds may purchase or sell options to buy or sell foreign currencies and options on foreign currency futures, or write such options, as a substitute for entering into forward foreign exchange contracts in the circumstances described above. For example, in order to hedge against the decline in value of portfolio securities denominated in a specific foreign currency, a Fund may purchase an option to sell, for a specified amount of dollars, the amount of foreign currency represented by such portfolio securities. In such case, the Fund will pay a "premium" to acquire the option, as well as the agreed exercise price if it exercises the option. Although each Fund values its assets daily in terms of United States dollars, the Funds do not intend to convert their foreign currency holdings into United States dollars on any regular basis. A Fund may so convert from time to time, and thereby incur certain currency conversion charges. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         LENDING  PORTFOLIO  SECURITIES.   Each  Fund  may  lend  its  portfolio
securities to brokers, dealers and financial institutions considered creditworthy when secured by collateral maintained on a daily marked-to-market basis in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may at any time call the loan and obtain the return of the securities loaned. No such loan will be made which would cause the aggregate market value of all securities lent by a Fund to exceed 15% of the value of the Fund's total assets. The Fund will continue to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral received under these loans will be invested in short-term money market instruments.

         WARRANTS. Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value, in warrants (other than those that have been acquired in units or attached to other securities), including warrants not listed on American or foreign stock exchanges. Prices of warrants do not move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.

         BORROWING. Each Fund may borrow from banks for temporary emergency purposes. Each Fund will maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio holdings at the time.

         Borrowing money, also known as leveraging, will cause a Fund to incur interest charges, and may increase the effect of fluctuations in the value of the investments of the Fund on the net asset value of its shares. A Fund will not purchase additional securities for investment while there are bank borrowings outstanding representing more than 5% of the total assets of the Fund.

         SHORT-SELLING. GAM International Fund and GAM Global Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of dividends or interest the Fund may be required to pay in connection with a short sale.

         Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

         GAM International Fund and GAM Global Fund may also make short sales "against the box." A short sale "against the box" is a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

         Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or certain liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

         The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets as a matter of practice will be in short sales. As a matter of policy, the Board of Directors has determined that securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

         RESTRICTED SECURITIES. The Funds may purchase securities that are not registered for sale to the general public in the United States, but which can be resold to institutional investors in the United States, including securities offered pursuant to Rule 144A adopted by the United States Securities and Exchange Commission ("SEC"). If a dealer or institutional trading market in such securities exists, either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds' investment restrictions. The Board of Directors will establish standards for determining whether or not 144A securities are liquid based on the level of trading activity, availability of reliable price information and other relevant considerations. The Funds may also purchase privately placed restricted securities for which no institutional market exists. The absence of a trading market may adversely affect the ability of the Funds to sell such illiquid securities promptly and at an acceptable price, and may also make it more difficult to ascertain a market value for illiquid securities held by the Funds.

         FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments which are developed in the future, to the extent such opportunities are both consistent with each Fund's investment objective and permitted by applicable regulations. The Funds' Prospectus and Statement of Additional Information will be amended or supplemented, if appropriate in connection with any such practices.

         FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "Act"), this means the lesser of (a) 67% or more of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

         In accordance with these restrictions, each Fund may not:

         (1) With respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer (other than the United States government, its agencies and instrumentalities) or purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer. (For this purpose all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class).

         (2) Invest for the purpose of exercising control or management of another company.

         (3) Invest in real estate (including real estate limited partnerships), although a Fund may invest in marketable securities which are secured by real estate and securities of companies which invest or deal in real estate.

         (4) Concentrate more than 25% of the value of its total assets in any one industry (including securities of non-United States governments), except that GAM Pacific Basin Fund will concentrate more than 25% of the value of its total assets in the finance sector, as such sector is defined in the Morgan Stanley Capital International ("MSCI") Indices. SEE "POLICY OF CONCENTRATION FOR GAM PACIFIC BASIN FUND" BELOW. The finance sector is defined by the MSCI to include the following industries: banking; financial services; insurance and real estate.

         (5) Make loans, except that this restriction shall not prohibit (1) the purchase of publicly distributed debt securities in accordance with a Fund's investment objectives and policies, (2) the lending of portfolio securities, and
(3) entering into repurchase agreements.

         (6) Borrow money, except from banks for temporary emergency purposes and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less; or pledge or mortgage its assets or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

         (7) Underwrite securities issued by others except to the extent the Company may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of its portfolio securities.

         (8) Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, reorganization or acquisition of assets or (b) a Fund may purchase securities of closed-end investment companies up to
(i) 3% of the outstanding voting stock of any one investment company (including for this purpose investments by any other series of the Company), (ii) 5% of the total assets of the Fund with respect to any one investment company and (iii) 10% of the total assets of the Fund in the aggregate.

         (9) Participate on a joint or a joint and several basis in any trading account in securities.

         (10) Issue senior securities (as defined in the Act), other than as set forth in paragraph 6.

         (11) Invest in commodities or commodity futures contracts, except that each Fund may enter into forward foreign exchange contracts and may invest up to 5% of its net assets in initial margin or premiums for futures contracts or options on futures contracts.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund has also adopted certain investment restrictions, which are deemed non-fundamental, which cannot be changed without a vote of the majority of the Board of Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:

         (1) Make short sales of securities on margin, except for such short-term credits as are necessary for the clearance of transactions. This restriction does not apply to GAM International Fund and GAM Global Fund. SEE "Short-Selling" above for a further discussion. (Management may recommend to the Board of Directors removal of this restriction for the other Funds).

         (2) Invest more than 15% of the Fund's net assets in securities which cannot be readily resold to the public because there are no market quotations readily available because of legal or contractual restrictions or because there are no market quotations readily available or in other "illiquid securities" (including non-negotiable deposits with banks and repurchase agreements of a duration of more than seven days).

         If a percentage restriction (other than the restriction on borrowing in paragraph 6) is adhered to at the time of investment, a subsequent increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation. Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the acquisition of such security or property.

         RISK CONSIDERATIONS. Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, including UBS AG or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in the Funds involve investment risks, including the possible loss of principal.

         Investors should carefully consider the risks involved in investments in securities of companies and governments of foreign nations, which add to the usual risks inherent in domestic investments. Such special risks include the lower level of government supervision and regulation of stock exchanges, broker-dealers and listed companies, fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, securities prices in foreign countries are generally subject to different economic, financial, political and social factors than prices of securities of United States issuers.

         The Company anticipates that the portfolio securities of foreign issuers held by each Fund generally will not be registered with the SEC nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, the governments under which these companies are organized may impose less government supervision than is required in the United States. Accordingly, there may be less publicly available information concerning certain of the issuers of securities held by the Funds than is available concerning United States companies. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to United States companies.

         It is contemplated that the Funds' foreign portfolio securities generally will be purchased on stock exchanges or in over-the-counter markets located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock exchanges generally have substantially less volume than the New York Stock Exchange and may be subject to less government supervision and regulation than those in the United States. Accordingly, securities of foreign companies may be less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, price volatility can be greater than in the United States.

         The Funds may also invest in American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs") representing securities of foreign companies, including both sponsored and unsponsored ADRs. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the cost of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs, especially unsponsored ADRs, may be substantially more limited and less liquid than the markets for the underlying securities.

         Foreign broker-dealers also may be subject to less government supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their portfolio transactions, fixed commissions for transactions on certain foreign stock exchanges may be higher than negotiated commissions available on United States exchanges.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, and limitations on the transfer or exchange of funds or other assets of the Funds. The Funds' ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. There is also the risk in certain foreign countries of political or social instability, or diplomatic developments which could affect United States investments as well as the prices of securities in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

         Because the shares of the Funds are redeemable on a daily basis in United States dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain United States dollars to the extent necessary to meet anticipated redemptions. The Funds do not believe that this consideration will have any significant effects on their portfolio strategies under present conditions.

         POLICY OF CONCENTRATION FOR GAM PACIFIC BASIN FUND. Since GAM Pacific Basin Fund has a fundamental policy to concentrate its investments in the financial services sector, it may be subject to greater share price fluctuations than a non-concentrated fund. There is a risk that the Fund's concentration in the securities of financial services companies will expose the Fund to the price movements of companies in one industry more than a more broadly diversified mutual fund. Because GAM Pacific Basin Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector. Also, businesses in the finance sector may be affected more significantly by changes in government policies and regulation, interest rates, currency exchange rates, and other factors affecting the financial markets. The finance sector is defined by the MSCI to include the following industries: banking; financial services; insurance and real estate.

         PORTFOLIO TURNOVER. Portfolio turnover rate is calculated by dividing the lesser of a Fund's sales or purchases of portfolio securities for the fiscal year (exclusive of purchases or sales of all securities whose maturities or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in a Fund's portfolio during the fiscal year. A portfolio turnover rate in excess of 100% is considered to be high. A high portfolio turnover rate may result in higher short-term capital gains to shareholders for tax purposes and increased brokerage commissions and other transaction costs borne by the Fund.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE COMPANY
--------------------------------------------------------------------------------

         The business of the Funds is supervised by the Board of Directors, who may exercise all powers not required by statute, the Articles of Incorporation, or the By-laws to be exercised by the shareholders. When appropriate, the Board of Directors will consider separately matters relating to each Fund or to any class or shares of a Fund. The Board elects the officers of the Company and retains various companies to carry out Fund operations, including the investment advisors, custodian, administrator and transfer agent.

     o The name, age, address, principal occupation during the past five years and other information with respect to each of the Directors and Executive Officers of the Company are as follows:

NAME AND ADDRESS:
POSITION(S) HELD                PRINCIPAL OCCUPATION(S)
WITH THE COMPANY                DURING PAST FIVE YEARS
-----------------------         ----------------------


Dr Burkhard Poschadel (55)*     Group Chief Executive Officer, Global Asset
Chairman and Director           Management Limited, March 2000 to present.
12 St. James's Place            Dr. Poschadel received a Ph.D. in Economics
London SWlA 1NX                 from the University of Hamburg/Freiburg. He was
England                         appointed Chief Executive Officer of the GAM
                                Group in March 2000, and has been a long time employee of UBS AG. Dr. Poschadel served as the Head of Human Resources of UBS Private Banking from 1998-2000 and served as the Global Head of Research and Portfolio Management from
                                1994-1997. He is a director of ten GAM Funds.

George W.  Landau (81)          Senior Advisor, Latin America, The Coca Cola
Director                        Company, Atlanta, GA, 1988 to present. Director,
2601 South Bayshore Drive       GAM Funds, Inc., 1994 to present. President,
Suite 1109                      Council of Advisors, Latin America, Guardian
Coconut Grove, FL 33133         Industries, Auburn Hills, MI, 1993 to
                                present. Director, Emigrant Savings Bank, New
                                York, NY, 1987 to present. Director, seven
                                Credit Suisse Asset Management (CSAM) funds, formerly known as BEA Associates, New York, NY,
                                1989 to present. Director, Fundacion Chile,
                                Santiago, Chile, 1992 to present. Former
                                President of the Council for the Americas and Americas Society, 1985-1993. Former Ambassasador to Venezuela, Chile and Paraguay. He is a director of ten GAM Funds.

Robert J.  McGuire (64)         Attorney/Consultant, Morvillo, Abramowitz,
Director                        Grand, Iason & Silberberg, P.C., 1998 to
1085 Park Avenue                present. Director, GAM Funds, Inc., 1998 to
New York, NY 10128              present. Director, Emigrant Savings Bank,
                                1999 to present. Director, one Credit Suisse
                                Asset Management (CSAM) fund, formerly known as BEA Associates, New York, NY, 1998 to present.
                                President/Chief Operating Officer, Kroll
                                Associates, 1989-1997. He is a director of ten
                                GAM Funds.

Roland Weiser (71)              Chairman, Intervista business consulting,
Director                        1984-1990. Director, GAM Funds, Inc., 1988
86 Beekman Road                 to present. Director, GAM Diversity Fund
Summit, NJ 07901                and Unimed Pharmaceuticals, Inc., 1989-1999.
                                Former Senior Vice President (International),
                                Schering Plough Corporation. He is a director of 11 GAM Funds.

* Dr. Poschadel is a director who is an "interested person" of the Company within the definitions set forth in the Act.

NAME AND ADDRESS:
POSITION(S) HELD                PRINCIPAL OCCUPATION(S)
WITH THE COMPANY                DURING PAST FIVE YEARS
------------------------        -----------------------


Kevin J. Blanchfield (46)       Chief Operating Officer and Treasurer, GAM USA,
Vice President and Treasurer    GAM Investments, Inc. and GAM Services, Inc.,
Global Asset Management         1993 to present. Senior Vice President, Finance
  (USA) Inc.                    and Administration, Lazard Freres & Co., Inc.,
135 East 57th Street            1991-1993.
New York, NY 10022


Joseph J.  Allessie (35)        General Counsel and Corporate Secretary,
Secretary                       GAM USA, GAM Investments Inc., and GAM Services
Global Asset Management         Inc., 1999 to present. Regulatory Officer to
  (USA) Inc.                    State of New Jersey, Department of Law and
135 East 57th Street            Public Safety, Bureau of Securities, 1993-1999.
New York, NY 10022




         COMPENSATION OF DIRECTORS AND EXECUTIVE OFFICERS. Each Independent Director of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors attended. Each Director is reimbursed by the Company for travel expenses incurred in connection with attendance at Board of Directors meetings. The officers and interested Directors of the Company do not receive any compensation from the Company.

       The name, position(s) and information related to the compensation of each of the Directors in the most recent fiscal year are as follows.


                                                    Pension or                                     Total
                                Aggregate           Retirement               Estimated             Compensation
Name and Position(s)            Compensation        Benefits Accrued         Annual Benefits       from the Funds and
Held with each                  from each           as Part of Company       upon                  the Fund Complex
Fund                            Fund                Expenses                 Retirement            Paid to Directors
--------------------            ------------        ----------------         ---------------       -------------------
Dr Burkhard Poschadel           $0                  N/A                      N/A                     $0
Director &
President

George W. Landau                $31,000             N/A                      N/A                      $40,000 from 10
Director                                                                                              investment
                                                                                                      companies

Robert J. McGuire               $31,000             N/A                      N/A                      $40,000 from 10
Director                                                                                              investment
                                                                                                      companies


Roland Weiser                   $31,000             N/A                      N/A                      $41,000 from 11
Director                                                                                              investment
                                                                                                      companies




     PRINCIPAL HOLDERS OF SECURITIES. As of January 31, 2001, all Directors and Officers of the Funds as a group owned beneficially or of record less than 1% of the outstanding securities of any Fund. To the knowledge of the Funds, as of January 31, 2001, no Shareholders owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below. UBS AG, the ultimate beneficial owner of the Funds, may be deemed to have shared voting or investment power over shares owned by clients or held by custodians or nominees for clients of UBS AG or its affiliates, or by employee benefit plans for the benefit of employees of UBS AG or its affiliates. UBS AG disclaims beneficial ownership of such shares.

                                     GLOBAL
    NAME AND ADDRESS         Class A       Class B      Class C       Class D
                             -------       -------      -------       -------

Charles Schwab & Co., Inc   5.23%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

Merrill Lynch              22.84%(r)     21.49%(r)    42.09%(r)     16.79%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

                                  INTERNATIONAL
    NAME AND ADDRESS         Class A       Class B      Class C       Class D
                             -------       -------      -------       -------

Charles Schwab & Co., Inc  15.89%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

Merrill Lynch              19.60%(r)
FBO Customers of MLPF&S
5210 E. Williams CIR
Ste 900
Tucson, AZ 85711-3750

Merrill Lynch                            21.17%(r)    25.84%(r)     11.76%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

The Northern Trust Co. TTEE                                         10.14%(r)
FBO Tomkins DC Trust
P.O. Box 92956
Chicago, IL 60675-2956

Wilmington Trust Co. TTEE
FBO Zebra Technologies Corp.                                         6.11%(r)
PS Plan
U/A 5/1/98 A/C 42994-7
1100 N. Market St.
Wilmington, DE 19801-1243



                                               PACIFIC BASIN                                 AMERICAN FOCUS
    NAME AND ADDRESS         Class A       Class B      Class C       Class D       Class A      Class B    Class C
                             -------       -------      -------       -------       -------      -------    -------
Charles Schwab & Co., Inc   15.34%(r)                                              17.98%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

FISERV Securities Inc.       5.91%(r)
FBO Customers
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA
19103

Raymond James Assoc. Inc.                                            12.86%(r)
 CSDN
Donald L Cox IRA
8304 Audrey Ln
Richmond, VA 23227-1702

Bear Stearns Securities Corp.                                        17.78%(r)
FBO of Various Customers
1 Metrotech Center North
Brooklyn, NY 11201-3870

Harris InvestorLine, Inc.    5.69%(r)
FBO Bennett Dorrance TR.
1501 4th Avenue
STE 1700
Seattle, WA 98101-3660

Merrill Lynch                             49.48%(r)      18.87%(r)    8.10%(r)                   24.82%(r)     76.79%(r)
FBO Customers of
MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

Fayez Sarofim & Co.                                                                17.46%(r)
PO Box 52830
Houston, TX
77052

NFSC FEBO # L21-322253                                                                            5.08%(r)
Nathan Klbin Fund
P.O. Box 20446
Houston, TX 77225-0446

SEI Trust Company
c/o Christiana Bank                                                                13.27%(r)
One Freedom Valley Dr.
Oaks, PA 19456


                                 PACIFIC BASIN                                                 AMERICAN FOCUS
    NAME AND ADDRESS         Class A       Class B      Class C       Class D       Class A       Class B       Class C
                             -------       -------      -------       -------       -------       -------       -------
Salomon Smith Barney Inc                                6.19%(r)                                   7.66%(r)
FBO Customers
333 W. 34th St.
3rd Fl
New York, NY 10001

Prudential Securities, Inc.                                           9.92%(r)
FBO Donald Tambini
IRA Rollover DTD 9/20/87
30429 Via Victoria
Rancho Carlos, CA 90275



                                 JAPAN CAPITAL                                                    EUROPE
    NAME AND ADDRESS         Class A       Class B      Class C       Class D       Class A       Class B       Class C
                             -------       -------      -------       -------       -------       -------       -------
Charles Schwab & Co., Inc   12.01%(r)                                              20.95%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

Merrill Lynch                6.98%(r)     60.11%(r)    30.85%(r)                                 33.64%(r)     16.64%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

SEI Trust Company            8.95%(r)                                               7.81%(r)
c/o Christiana Bank
One Freedom Valley Dr.
Oaks, PA 19456

Marian Peschel                                                                                    5.09%(b)
Katarina Peschel
6830 Willow Lane
Minneapolis, MN
55430

SIM International
 Equity Tr.                 15.91%(r)
1001 19th Street North
Arlington, VA 22209-1722

                                 JAPAN CAPITAL                                         EUROPE
    NAME AND ADDRESS         Class A       Class B      Class C          Class A       Class B       Class C
                             -------       -------      -------          -------       -------       -------
Raymond James Assoc., Inc.                               6.25%(r)
Cust for
Sandra Crausman 403B
7740 Laytonia Dr.
Derward, MD 20855-1013

NFSC                                                    12.83%(r)
FBO Tien Li Chia
832 Hardwood Court
Gates Mills, OH
44040

Dain Rauscher
Custodian                                                                                            9.29%(r)
Barbara A. Lippke
2600 Fairview Avenue E7
Seattle, WA 98102

Salomon Smith Barney, Inc.                                                                           8.14%(r)
00113006267
333 West 34th Street - 3rd Fl
New York, NY 10001


PaineWebber FBO                                                                     6.41%(r)
Banca Popolare Emilia Romagna
Europe International
30 Blvd. Royal
L-2012
Luxembourg


                                 GAMERICA
    NAME AND ADDRESS         CLASS A       CLASS B      CLASS C
                             -------       -------      -------

Charles Schwab & Co., Inc   26.63%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

Merrill Lynch                6.57%(r)     21.94%(r)    15.56%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246


--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

     INVESTMENT ADVISORS. Both Investment Advisors are registered under the United States Investment Advisers Act of 1940, as amended. Each of GIML and GAM USA is controlled by and under common control with other investment advisors (as described below) which have substantial experience managing foreign mutual funds. GAM USA also serves as the general partner and investment advisor to the following registered closed-end funds: GAM Avalon Multi-Technology, L.P., GAM Avalon Multi-Europe, L.P., and GAM Avalon Multi-Global, L.P.

      The Directors of GIML and their principal occupations are as follows:

Name and Position Held
with Investment Advisor                      Principal Occupation
-----------------------                      --------------------

Dr Burkhard Poschadel                        See "Management of the Company"
                                             above.

Andrew Wills, Director                       Investment Director, GIML

Andrew Hanges, Director                      Investment Director, GIML

Gordon D. Grender, Director                  Investment Director, GIML

Paul S. Kirkby, Director                     Investment Director, GIML

GIML is a wholly owned subsidiary of Global Asset Management (U.K.) Limited, a holding company. Global Asset Management Ltd., an investment advisor organized under the laws of Bermuda, controls GIML through its wholly owned subsidiaries, Greenpark Management N.V., Global Asset Management GAM SARL and GAMAdmin B.V. (the latter of which is the direct parent of Global Asset Management (U.K.) Limited). Global Asset Management Ltd. is wholly owned by UBS AG, a banking corporation organized under the laws of Switzerland. UBS AG, with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. UBS AG operates in over 50 countries, has more than 48,000 employees and was formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998. UBS AG also maintains direct and indirect subsidiaries in the United States, including UBS PaineWebber Incorporated, an investment bank and broker-dealer; UBS Warburg LLC, an investment bank and broker-dealer; J.C. Bradford & Co., LLC, a registered investment advisor and broker-dealer; UBS Brinson Inc. and Brinson Partners Inc., investment advisors; and Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS AG's direct and indirect affiliates and related persons are various foreign broker-dealers, investment advisors and banking organizations.

         The Directors and principal executive officers of GAM USA and their principal occupations are as follows:

Name and Position Held
with Co-Investment Advisor            Principal Occupation
----------------------------          --------------------
Dr Burkhard Poschadel, Director       See "Management of the Company" above.

Benjamin Franklin Lenhardt, Jr.       Director; President, CEO and Managing
                                      Director of Brinson Partners, Inc.

Kevin J. Blanchfield                  See "Management of the Company" above.

David A. Anderson                     Director; Managing Director, Mutual Funds,
                                      GAM USA.

Jozef C. Hendriks                     Director; Managing Director, Global Asset
                                      Management Limited (Bermuda)

Joseph J. Allessie                    See "Management of the Company" above.

Teresa B. Riggin                      Vice President, Administration, and
                                      Assistant Secretary, GAM USA.

John L. Griffith, Jr.                 Managing Diector, Institutional North
                                      America, GAM USA.

Craig S. Morong                       Managing Director, Development, GAM USA.

James A. Abate                        Investment Director, GAM USA.

Nancy S. Andrews                      Investment Manager, GAM USA.

     GAM USA is an indirect, wholly-owned subsidiary of UBS AG, and has its principal offices at 135 East 57th Street, New York, NY 10022. GAM USA is a wholly-owned subsidiary of GAMAdmin B.V. GAMAdmin B.V. is a wholly-owned subsidiary of Greenpark Management N.V., which in turn is a wholly-owned subsidiary of Global Asset Management Ltd., an investment advisor organized under the laws of Bermuda. Global Asset Management Ltd. is a wholly-owned subsidiary of UBS AG.

     INVESTMENT ADVISORY CONTRACTS. On December 17, 1999, UBS AG acquired all the outstanding shares of Global Asset Management Ltd. (the "Acquistion"). Global Asset Management Ltd. indirectly wholly owns GIML and GAM USA. Prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated April 14, 1994 (the "GIML Contract") with GIML as an Investment Advisor to the Funds. The Board of Directors on September 29, 1999 (including a majority of the Directors who were not parties to the GIML Contract or interested persons of any such party) approved the continuance of the GIML
Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GIML Contract or interested persons of any such party) on behalf of each Fund on October 27, 1999. The shareholders of each Fund approved the continuance of the GIML Contract on October 26, 1999. As such, a new Amended and Restated Investment Advisory Contract (hereinafter referred to as the "GIML Contract") was executed upon completion of the Acquistion, December 17, 1999, with identical terms and conditions as the original GIML Contract. The Board of Directors (including a majority of the Directors who were not parties to the GIML Contract or interested persons of any such party) approved the continuance of the GIML Contract on October 25, 2000.

     On March 26, 2001, the Board of Directors approved the appointment of GAM USA as Co-Investment Advisor to the GAM American Focus Fund pursuant to an Interim Advisory Agreement to replace Fayez Sarofim & Co., who served as co-investment advisor to GAM American Focus Fund (formerly known as GAM North American Fund) from its inception until March 23, 2001. The Board of Directors approved a new advisory agreement with GAM USA to replace the Interim Advisory Agreement on April 25, 2001 (the "GAM USA Contract"). The GAM USA Contract will be submitted to the holders of a majority of the outstanding shares of the GAM American Focus Fund for approval. If so approved, GAM USA will become the permanent Investment Advisor to the GAM American Focus Fund until terminated.

     The GIML Contract and the GAM USA Contract will each continue in effect from year to year if approved annually by the Board of Directors or by the vote of a majority of the outstanding shares of each Fund (as defined in the Act) and, in either event, by the approval of a majority of those Directors who are not parties to the GIML Contract or the GAM USA Contract or interested persons of any such party.

     The GIML Contract requires GIML to conduct and maintain a continuous review of the portfolio of each Fund and to make all investment decisions regarding purchases and sales of portfolio securities and brokerage allocation for each Fund other than GAM American Focus Fund. GIML will render its services from outside the United States. The GAM USA Contract requires GAM USA to provide the same services to GAM American Focus Fund.

     The GIML Contract and the GAM USA Contract (the "Contracts") each provides that the Investment Advisors will select brokers and dealers for execution of each Fund's portfolio transactions consistent with the Company's brokerage policy (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policy incidentally may help reduce the expenses of or otherwise benefit the other investment advisory clients of the Investment Advisors or their affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Advisors' fees are not reduced by any offset arrangement by reason thereof.

         Each of the Contracts provides that the Investment Advisors shall have no liability to the Company or to any shareholder of a Fund for any error of judgement, mistake of law, or any loss arising out of any investment or other act or omission in the performance by an Investment Advisor of its duties under such Contracts or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of a Fund's assets maintained with custodians or securities depositories in foreign countries or from any political acts of any foreign governments to which such assets might be exposed, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Investment Advisor's part or reckless disregard of its duties under the Contract.

         Each Contract will terminate automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).

         The Company acknowledges that it has obtained its corporate name by consent of GIML and agrees that if (i) GIML should cease to be the Company's investment advisor or (ii) Global Asset Management Ltd. should cease to own a majority equity interest in GIML, the Company, upon request of GIML, shall submit to its shareholders for their vote a proposal to delete the initials "GAM" from its name and cease to use the name "GAM Funds, Inc." or any other name using or derived from "GAM" or "Global Asset Management", any component thereof or any name deceptively similar thereto, and indicate on all letterheads and other promotional material that GIML is no longer the Company's investment advisor. If GIML makes such request because Global Asset Management Ltd. no longer owns a majority equity interest in GIML, the question of continuing the GIML Contract must be submitted to a vote of the Company's shareholders. The Company has agreed that GIML or any of its successors or assigns may use or permit the use of the names "Global Asset Management" and "GAM" or any component or combination thereof in connection with any entity or business, whether or not the same directly or indirectly competes or conflicts with the Company and its business in any manner.


     ADVISORY FEES. For its service to the Funds, GIML receives a quarterly fee of 0.25% of the average daily net assets of each of the Funds during the quarter preceding each payment. GIML, with respect to the GAM American Focus Fund, pays a portion of the investment management fee to GAM USA as agreed between the parties. Prior to March 23, 2001, a fee in the same amount was paid, one-half each to GIML and Fayez Sarofim & Co. Inc. by the GAM American Focus Fund. The level of advisory fees paid by each Fund is higher than the rate of advisory fee paid by most registered investment companies. The actual advisory fee paid by each Fund during the fiscal years ended December 31, 2000, 1999 and 1998 are set forth below:

                                             PACIFIC         JAPAN                        AMERICAN      GAMERICA
             GLOBAL      INTERNATIONAL        BASIN         CAPITAL         EUROPE          FOCUS       CAPITAL
           ----------    -------------       --------      --------        --------       --------      --------
2000       $  637,339    $ 9,649,867         $378,878      $483,283        $289,252       $308,873      $792,475
1999       $1,207,927    $21,736,189         $314,098      $419,808        $319,451       $353,149      $389,284
1998       $1,287,387    $26,355,350         $207,532      $280,165        $513,908       $160,274      $ 84,838

     The expenses incurred in connection with each Fund's organization, initial registration and initial offering under Federal and state securities laws, including printing, legal and registration fees, and the period over which such expenses are amortized, are set forth below (except for the expenses of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund and GAM American Focus Fund, which have been fully amortized):

                                                  GAMERICA
                                                  CAPITAL
                                                  -------

Organizational Expenses                           $30,036
Amortized over 5 years beginning                  5/12/95




         The expense ratio of each Fund may be higher than that of most registered investment companies since the cost of maintaining the custody of foreign securities is higher than that for most domestic funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies. In addition, each Fund bears its own operating expenses.

         PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION. The Company has entered into distribution agreements (the "Distribution Agreements") with GAM Services under which GAM Services has agreed to act as principal underwriter and to use reasonable efforts to distribute each Fund's Class A, Class B, Class C and Class D shares. GAM Services is an indirect wholly owned subsidiary of Global Asset Management Ltd., which also controls GIML. Global Asset Management Ltd. is wholly owned by UBS AG, a banking corporation organized under the laws of Switzerland.

         Pursuant to the Distribution Agreements, GAM Services receives the sales load on sales of each Class of the Funds' shares and reallows a portion of the sales load to dealers/brokers. GAM Services also receives the distribution fees payable pursuant to the Funds' Plans of Distribution for Class A, Class B, Class C and Class D Shares described below (the "Plans"). The Distribution Agreements may be terminated at any time upon 60 days' written notice, without payment of a penalty, by GAM Services, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Agreements. The Distribution Agreements will terminate automatically in the event of their assignment.

         In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, GAM Services from time to time may offer assistance to dealers and their registered representatives in the form of business and educational or training seminars. Dealers may not use sales of any of the Funds' shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers Regulation, Inc. Costs associated with incentive or training programs are borne by GAM Services and paid from its own resources or from fees collected under the Plans. GAM Services from time to time may reallow all or a portion of the sales charge on Class A and Class

D shares to individual selling dealers. The aggregate dollar amount of underwriting commissions and the amount retained by the Distributor for each of the last three fiscal years is as follows:



                                                                         2000
                                                                  (000's omitted)
                                               CLASS A                                      CLASS D
                                   -------------------------------              -----------------------------
                                                        After                                        After
                                    Aggregate        Reallowance                Aggregate         Reallowance
                                   ----------        -----------                ---------         -----------
GAM Global Fund                       $ 18               $ 8                     $ 1                 $ 0
GAM International Fund                 151                54                      25                  10
GAM Pacific Basin Fund                  28                10                       0                   0
GAM Japan Capital Fund                  29                18                     N/A                 N/A
GAM Europe Fund                         50                22                     N/A                 N/A
GAM American Focus Fund                 29                15                     N/A                 N/A
GAMerica Capital Fund                  137                58                     N/A                 N/A

For the fiscal year ended December 31, 2000, GAM Services retained front-end sales loads of $195,503 from the sale of Fund shares.



                                                                         1999
                                                                  (000's omitted)
                                               CLASS A                                      CLASS D
                                   -------------------------------              -----------------------------
                                                        After                                        After
                                    Aggregate        Reallowance                Aggregate         Reallowance
                                   ----------        -----------                ---------         -----------
GAM Global Fund                       $   77               $ 24                     $ 19                 $ 9
GAM International Fund                 1,344                462                      178                  66
GAM Pacific Basin Fund                    43                 23                        4                   2
GAM Japan Capital Fund                    40                 19                      N/A                 N/A
GAM Europe Fund                           19                 10                      N/A                 N/A
GAM American Focus Fund                   39                 12                      N/A                 N/A
GAMerica Capital Fund                    106                 58                      N/A                 N/A


For the fiscal year ended December 31, 1999, GAM Services retained front-end sales loads of $696,108 from the sale of Fund shares.


                                                                         1998
                                                                  (000's omitted)
                                               CLASS A                                      CLASS D
                                   -------------------------------              -----------------------------
                                                        After                                        After
                                    Aggregate        Reallowance                Aggregate         Reallowance
                                   ----------        -----------                ---------         -----------
GAM Global Fund                      $ 1,623             $  406                   $  238                $ 77
GAM International Fund                11,229              2,895                    2,096                 653
GAM Pacific Basin Fund                    74                 19                       21                   6
GAM Japan Capital Fund                   160                 40                      N/A                 N/A
GAM Europe Fund                          239                 62                      N/A                 N/A
GAM American Focus Fund                   44                 14                      N/A                 N/A
GAMerica Capital Fund                    113                 31                      N/A                 N/A

For the fiscal year ended December 31, 1998, GAM Services retained front-end sales loads of $4,221,836 from the sale of Fund shares.

         The aggregate dollar amount of contingent deferred sales charges paid to and retained by the Distributor for the fiscal year ended December 31, 2000 is as follows:

                                                       2000
                                      Class A         Class C       Class D
                                      --------        -------       -------
         GAM Global Fund             $      0         $ 2,701
         GAM International Fund        61,792          43,226        $  232
         GAM Pacific Basin Fund             0           2,158
         GAM Japan Capital Fund             0           2,781
         GAM Europe Fund                    0              56
         GAM American Focus Fund          250           2,085
         GAMerica Capital Fund              0           3,449


         For the fiscal year ended December 31, 2000, GAM Services received contingent deferred sales loads of $118,730 from the redemption of the Funds' Shares.

         Each class of shares of each Fund has adopted separate distribution plans under Rule 12b-1 of the Act for each class of its shares. The Plans permit each Fund to compensate GAM Services in connection with activities intended to promote the sale of each class of shares of each Fund. Pursuant to the Plan for Class A shares, each Fund may pay GAM Services up to 0.30% of average daily net assets of the Fund's Class A shares. Under the Plan for Class B shares, each Fund may pay GAM Services up to 1.00% of daily net assets of the Fund's Class B shares. The Class C shares under the Plan for Class C shares may pay GAM Services up to 1.00% of daily net assets of the Fund's Class C shares. Under the Plan for Class D shares, each Fund may pay GAM Services up to 0.50% of the average daily net assets attributable to Class D shares of the Fund. Expenditures by GAM Services under the Plans may consist of: (i) commissions to sales personnel for selling Fund shares; including travel & entertainment expenses; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with GAM Services in the form of a Dealer Agreement for GAM Funds, Inc. for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds.


         A portion of the fees paid to GAM Services pursuant to the Plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fees"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of GAM Services, such as services to each Fund's shareholders; services providing each Fund with more efficient methods of offering shares to coherent groups of clients; members or prospects of a participant; services permitting more efficient methods of purchasing and selling shares; or transmission of orders for the purchase or sale of shares by computerized tape or other electronic equipment; or other processing.

         The Board of Directors have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Directors will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Directors will conduct an additional, more extensive review annually in determining whether the Plans should be continued. Continuation of the Plans from year to year is contingent on annual approval by a majority of the Directors acting separately on behalf of each Fund and class and by a majority of the Directors who are not "interested persons" (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Directors"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected class of shares of each Fund and that other material amendments to the Plans must be approved by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each Plan is in effect, the selection and nomination of Directors who are not "interested persons" shall be committed to the discretion of the Directors who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Fund Directors or a majority of the outstanding shares of the Class of shares of the affected Fund to which the Plan relates.

         Total dollar amounts paid by each of the Funds pursuant to the Plans for the fiscal year ended December 31, 2000 are as follows:

                                      Class A              Class B              Class C              Class D
                                      -------              -------              -------              -------
GAM Global Fund                    $  143,235             $ 71,496             $ 53,329              $ 17,178
GAM International Fund              2,385,492              524,783              515,024               321,974
GAM Pacific Basin Fund                 93,921               43,686                9,847                 5,942
GAM Japan Capital Fund                133,134               23,229               15,788                 N/A
GAM Europe Fund                        76,157               27,911                7,597                 N/A
GAM American Focus Fund                72,183               33,512               34,607                 N/A
GAMerica Capital Fund                 173,348              110,463              104,672                 N/A


         CUSTODIAN AND ADMINISTRATOR. The Custodian, Administrator and Fund Accounting Agent for the Company is Brown Brothers Harriman & Co., Private Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co. has offices worldwide and provides services to the Company from its offices located at 40 Water Street, Boston, MA 02109. As Custodian, administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of the Company's portfolio securities and cash, maintaining the financial and accounting books and records of the Company, computing the Company's net asset value per share and providing the administration services required for the daily business operations of the Company. For its services to the Company, BBH&Co. is paid a fee based on the net asset value of each Fund and is reimbursed by the Company for its disbursements, certain expenses and charges based on an out-of-pocket schedule agreed upon by BBH&Co. and the Company from time to time.


         For the fiscal years ended December 31, 2000, 1999 and 1998, BBH&Co. was paid the following fees for its services as Administrator and Fund Accounting Agent:


                                  2000             1999               1998
                               -----------     ----------         ----------
GAM Global Fund                $  86,068       $  123,000         $  120,835
GAM International Fund           867,546        1,571,000          1,906,922
GAM Pacific Basin Fund            66,424           60,000             27,172
GAM Japan Capital Fund            71,580           59,000             34,683
GAM Europe Fund                   48,492           56,000             63,612
GAM American Focus Fund           50,278           55,208             23,568
GAMerica Capital Fund             96,754           55,149             19,732


         TRANSFER AGENT. Boston Financial Data Services, Inc. ("Boston Financial"), 66 Brooks Drive, Braintree, Massachusetts 02184-3839, serves as shareholder service agent, dividend-disbursing agent and transfer agent for the Funds. Pursuant to an agreement between the Funds and State Street Bank and Trust Company ("State Street"), State Street has delegated performance of its services to Boston Financial. The Funds also engage other entities to act as shareholder servicing agents and to perform subaccounting and administrative services for the benefit of discrete groups of the Funds' shareholders.


         LEGAL COUNSEL. Coudert Brothers, 1114 Avenue of the Americas, New York, New York 10036, acts as legal counsel for the Funds and the Investment Advisors.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10019-6013, are the independent accountants for the Company for the fiscal year ending December 31, 2001. In addition to reporting annually on the financial statements of each Fund, the Company's accountants will review certain filings of the Company with the SEC and will review the Company's Federal and state corporation tax returns.


         REPORTS TO SHAREHOLDERS. The fiscal year of the Company ends on December 31. Shareholders of each Fund will be provided at least semi-annually with reports showing the portfolio of the Fund and other information, including an annual report with financial statements audited by independent accountants.


         CODE OF ETHICS. Pursuant to Rule 17j-1 of the Act, the Investment Advisors have each adopted a Code of Ethics which applies to the personal trading activities of their employees. The Code of Ethics adopted by GIML and GAM USA applies to them and their affiliates, including the Company, and the Company's principal underwriter.

The Code of Ethics establishes standards for personal securities transactions by employees covered under the Code of Ethics. Under the Code of Ethics, employees have a duty at all times to place the interests of shareholders above their own, and never to take inappropriate advantage of their position. As such, employees are prohibited from engaging in, or recommending, any securities transaction which involves any actual or potential conflict of interest, or any abuse of an employee's position of trust and responsibility.

     All employees of the Investment Advisors are prohibited from recommending securities transactions by any Fund without disclosing his or her interest, and are prohibited from disclosing current or anticipated portfolio transactions with respect to any Fund to anyone unless it is properly within his or her duties to do so. Employees who are also deemed investment personnel under the Code of Ethics, defined as any person who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Investment Advisor, or whose functions relate to the making of any recommendations with respect to such purchases or sales, are also prohibited from: participating in initial public offerings or private placements which present conflicts of interest with the Funds; and engaging in any securities transaction for their own benefit or the benefit of others, including the Funds, while in possession of material, non-public information concerning such securities. All portfolio managers and investment related staff of GIML and GAM USA are required to notify their local compliance officer in advance of any personal dealings in securities which they intend to carry out and are not permitted to deal personally in securities within seven working days (either in advance or retrospectively) of carrying out any transaction in the same security on behalf of the Fund(s) they manage.

     The Investment Advisors have established under the Code of Ethics compliance procedures to review the personal securities transactions of their associated persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the Act.

     Copies of the Code of Ethics are on file with and publicly available from the SEC.


--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

         The Contracts provide that the Investment Advisors shall be responsible for the selection of brokers and dealers for the execution of the portfolio transactions of each Fund and, when applicable, the negotiation of commissions in connection therewith.

         Purchase and sale orders will usually be placed with brokers who are selected based on their ability to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are weighed by the Investment Advisors in determining the overall reasonableness of brokerage commissions.

         Each Investment Advisor is authorized to allocate brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), for the Company and/or other accounts for which the Investment Advisor exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Advisor's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. In reaching such determination, the Investment Advisors will not be required to place or to attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services.

         Research services provided by brokers to the Investment Advisors includes that which brokerage houses customarily provide to institutional investors and statistical and economic data and research reports on particular companies and industries. Research furnished by brokers may be used by each Investment Advisor for any of its accounts, and not all such research may be used by the Investment Advisors for the Funds.


         The amount of brokerage commissions paid by each Fund during the three fiscal years ended December 31, 2000, 1999 and 1998 are set forth below:

                                                PACIFIC        JAPAN                       AMERICAN      GAMERICA
                 GLOBAL          INTERNATIONAL   BASIN        CAPITAL       EUROPE           FOCUS        CAPITAL
               ---------         -------------  --------      --------      -------        --------       -------
2000           $291,940           $7,200,495    $147,272      $113,974      $250,331       $16,235       $32,740
1999           $349,742           $9,826,623    $171,526      $126,241      $226,651       $23,995       $54,371
1998           $385,674           $6,155,942    $109,176      $ 53,902      $407,460       $20,784       $11,605


     AFFILIATED TRANSACTIONS. Each Investment Advisor is an indirect wholly owned subsidiary of UBS AG. UBS AG, a banking organization with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. Among UBS AG's direct and indirect affiliates and related persons are various broker-dealers to include direct and indirect subsidiaries in the United States including UBS Warburg LLC, an investment bank and broker-dealer, UBS PaineWebber Incorporated, an investment bank and broker-dealer, J.C. Bradford & Co., LLC, a registered investment advisor and broker-dealer, and UBS Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS AG's direct and indirect affiliates and related persons are various foreign broker-dealers including UBS AG London. As such, when buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Investment Advisors in accordance with procedures adopted by the Board of Directors. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Investment Advisors may act as an underwriter. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Investment Advisors or the Funds in accordance with procedures adopted by the Board of Directors.


     During the fiscal year ended December 31, 1999, the Funds did not pay any brokerage commissions to any affiliated broker-dealer. For the fiscal year ended December 31, 2000, the GAM Pacific Basin Fund paid brokerage commissions to affiliated broker-dealer(s) as set forth below:

                                                                  % OF AGGREGATE
                         AGGREGATE           % OF AGGREGATE       DOLLAR AMOUNT
                      DOLLAR AMOUNT OF        COMMISSIONS        OF TRANSACTIONS
AFFILIATED BROKER     COMMISSIONS PAID      PAID TO WARBURG      PAID TO WARBURG
-----------------     ----------------      ---------------      ---------------
UBS Warburg LLC            $207                   0.14%               0.15%


--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

         The Company offers A,B,C, and D Class Shares. Each Class involves different sales charges, features and expenses as described more fully in the Prospectus.

SALES CHARGE REDUCTIONS AND WAIVERS


         WAIVERS OF FRONT-END SALES CHARGES. Shares may be offered without the front-end sales charge to active and retired Fund Directors and other persons affiliated with the Fund or GAM Services or its affiliates, registered representatives of broker-dealers having sales agreements with GAM Services, and spouses and minor children of the foregoing persons or trusts; companies exchanging shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer; persons investing the proceeds of a redemption of shares of any other investment company managed or sponsored by an affiliate of GAM Services; accounts managed by an affiliate of GAM Services; registered investment advisors and accounts over which they have discretionary authority; organizations providing administrative services with respect to persons in the preceding category; registered investment advisors and other financial services firms that purchase shares for the benefit of their clients participating in a "wrap account" or similar program under which clients pay a fee to the investment advisor or other firm; organizations described in Section 501(c)(3) of the Internal Revenue Code of 1986; trust companies, bank trust departments; retirement, deferred compensation plans and trusts used to fund those plans; charitable remainder trusts; certain tax qualified plans of administrators who have entered into a service agreement with GAM Services or the Fund; and other categories of investors, at the discretion of the Board, as disclosed in the then current Prospectus of the Funds.

         LARGE ORDERS PURCHASES AND PURCHASES BY ELIGIBLE PLANS. Purchase orders of $1 million or more and all purchase orders by employee retirement plans with more than 100 participants will not be subject to the front-end sales charge.
GAM Services may advance to dealers a commission from its own resources in connection with these purchases based upon cumulative sales in each year or portion thereof except when such orders are received from other registered investment companies or investment funds. GAM Services will pay 1% of sales up to $2 million; 0.80% on sales of $2 million up to $3 million, 0.50% on sales of $3 million up to $5 million, and 0.25% on sales of $5 million and above. Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are subject to a 1% contingent deferred sales charge ("CDSC") on any shares sold within 18 months of purchase. In the case of eligible retirement plans, the CDSC will apply to redemptions at the plan level only. 12b-1 fees earned on assets representing large order purchases or purchases by eligible plans will be retained by GAM Services for one year after the purchase is effected in order to reimburse it for a portion of the dealer payment.

         CONTINGENT DEFERRED SALES CHARGE WAIVERS. A CDSC will not be imposed on
(i) any amount which represents an increase in value of shares purchased within the applicable period (18 months for Class A, 6 years for Class B, one year for Class C) preceding the redemption; (ii) the current net asset value of shares purchased prior to the applicable period; or (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of other GAM Funds. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

         In addition, the CDSC, if otherwise applicable, will be waived in the case of:

         (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

         (2) redemptions in connection with minimum required distributions from a qualified corporate or self-employed retirement plan following retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial Account following attainment of age 59 1/2, but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory distribution as the shares of each class bear to the total assets in the plan;


         (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by an affiliate of GAM Services ("Eligible Plan"), provided that the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants;


         (4) redemptions under the Systematic Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan; and

         (5) in connection with exchanges for shares of the same class of another GAM Fund.

         With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass direct transfer of IRA, 403(b) Custodial Accounts or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.

         CONVERSION FEATURE. Class B Shares are sold at net asset value without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B Shares redeemed within six years after purchase as more fully described in the Prospectus. Class B Shares will convert automatically into Class A Shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase. In the case of Class B Shares previously exchanged (see "How to Exchange Shares" in the Prospectus), the period of time the shares were held in the GAM Money Market Account is included in the holding period for conversion.

         Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A Shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B Shares immediately prior to the conversion, and (iii) Class A Shares received on conversion will have a holding period that includes the holding period of the converted Class B Shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B Shares would continue to be subject to Class B 12b-1 fees.

--------------------------------------------------------------------------------
                      NET ASSET VALUE, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

         NET ASSET VALUE. Each Fund (except the GAM Japan Capital Fund) determines its net asset value each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. GAM Japan Capital Fund determines its net asset value each day the Tokyo Stock Exchange is open for trading.

         Portfolio securities, including ADR's, EDR's and options, which are traded on stock exchanges or a national securities market will be valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market will be valued at the last available bid price in the over-the-counter market prior to the time of valuation. Money market securities will be valued at market value, except that instruments maturing within 60 days of the valuation are valued at amortized cost. The other securities and assets of each Fund for which market quotations may not be readily available (including restricted securities which are subject to limitations as to their sale) will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Securities quoted in foreign currencies will be converted to United States dollar equivalents using prevailing market exchange rates.

         SUSPENSION OF THE DETERMINATION OF NET ASSET VALUE. The Board of Directors may suspend the determination of net asset value and, accordingly, redemptions for a Fund for the whole or any part of any period during which (1) the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) the Securities and Exchange Commission may by order permit for the protection of the holders of the Fund's shares.

         TAX  STATUS.  Although  each  Fund is a series  of the  Company,  it is treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to meet certain diversification-of-assets and other requirements in order to qualify under the Code as a regulated investment company. If it qualifies, a Fund will not be subject to United States Federal income tax on net ordinary income and net capital gains which are distributed to its shareholders within certain time periods specified in the Code. Each Fund intends to distribute annually all of its net ordinary income and net capital gains. If a Fund were to fail to distribute timely substantially all such income and gains, it would be subject to Federal corporate income tax and, in certain circumstances, a 4% excise tax on its undistributed income and gains.

         Distributions from net ordinary income and net short-term capital gains are taxable to shareholders as ordinary income. The 70% deduction available to corporations for dividends received from a Fund will apply to ordinary income distributions only to the extent that they are attributable to a Fund's dividend income from United States corporations. Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held by the shareholder. Dividends declared in December will be treated as received in December as long as they are actually paid before February 1 of the following year.

         Income from foreign securities purchased by a Fund may be reduced by a withholding tax at the source. If as of the fiscal year-end of a Fund more than 50% of the Fund's assets are invested in securities of foreign corporations, then the Fund may make an election which will result in the shareholders having the option to elect either to deduct their pro rata share of the foreign taxes paid by the Fund or to use their pro rata share of the foreign taxes paid by the

Fund in calculating the foreign tax credit to which they are entitled. Distributions by a Fund will be treated as United States source income for purposes other than computing the foreign tax credit limitation.

         Distributions of net ordinary income or net short-term capital gains received by a non-resident alien individual or foreign corporation which is not engaged in a trade or business in the United States generally will be subject to Federal withholding tax at the rate of 30%, unless such rate is reduced by an applicable income tax treaty to which the United States is a party. However, gains from the sale by such shareholders of shares of the Funds and distributions to such shareholders from long-term capital gains generally will not be subject to the Federal withholding tax.

         Ordinarily, distributions and redemption proceeds earned by a United States shareholder of a Fund are not subject to withholding of Federal income tax. However, distributions or redemption proceeds paid by a Fund to a shareholder may be subject to 20% backup withholding if the shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or an applicable exemption certificate.

         In addition to the Federal income tax consequences described above relating to an investment in a Fund, there may be other Federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


         The average annual total return of each Fund for the periods ended December 31, 2000 are set forth in the table below. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested in a Fund to the redemption value at the end of the period. All dividends and distributions are assumed to be reinvested. The results are shown both with and without deduction of the sales load, since the sales load can be waived for certain investors.

                                 AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------
                               10 YRS (OR SINCE       5 YRS                  1 YR TO
                               INCEPTION) TO DEC.     TO DEC. 31,            DEC. 31,
                               31, 2000               2000                   2000
------------------------------------------------------------------------------------------
                                 With     Without      With   Without       With   Without
FUND                            sales       sales     sales     sales      sales     sales
CLASS (INCEPTION DATE)           load       load       load      load       load      load
------------------------------------------------------------------------------------------
GAM GLOBAL FUND
Class A      5/28/86             11.58     12.16       7.22      8.32     (20.52)   (16.34)
Class B      5/26/98             (6.83)    (5.76)                         (21.00)   (16.96)
Class C      5/19/98             (5.90)    (5.90)                         (17.78)   (16.97)
Class D      10/6/95              8.14      8.87       7.14      7.91     (19.49)   (16.57)

GAM INTERNATIONAL FUND
Class A      1/02/85             11.47     12.04       3.42      4.48     (26.61)   (22.74)
Class B      5/26/98            (11.64)   (10.80)                         (26.36)   (23.22)
Class C      5/19/98             (9.95)    (9.95)                         (23.88)   (23.25)
Class D      9/18/95              5.09      5.80       3.53      4.27     (25.52)   (22.82)

GAM EUROPE FUND
Class A      1/01/90             10.00     10.56      14.62     15.80      (0.62)     4.61
Class B      5/26/98              1.78      2.65                           (0.93)     3.68
Class C      5/20/98              2.15      2.15                            2.15      3.07


                                 AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------
                               10 YRS (OR SINCE       5 YRS                  1 YR TO
                               INCEPTION) TO DEC.     TO DEC. 31,            DEC. 31,
                               31, 2000               2000                   2000
------------------------------------------------------------------------------------------
                                 With     Without      With   Without       With   Without
FUND                            sales       sales     sales     sales      sales     sales
CLASS (INCEPTION DATE)           load       load       load      load       load      load
------------------------------------------------------------------------------------------
GAM PACIFIC BASIN FUND
Class A      5/06/87              5.38      5.93       (3.10)   (2.10)    (27.05)   (23.21)
Class B      5/26/98              8.79      9.79                          (27.17)   (23.80)
Class C      6/01/98              6.88      6.88                          (24.94)   (24.28)
Class D      10/18/95            (2.86)    (2.20)      (3.40)   (2.71)    (26.42)   (23.75)

GAM JAPAN CAPITAL FUND
Class A      7/01/94              2.43      3.25        2.68     3.74     (35.68)   (32.30)
Class B      5/26/98              5.16      6.12                          (35.62)   (32.94)
Class C      5/19/98              5.98      5.98                          (33.58)   (33.05)

GAM AMERICAN FOCUS FUND
Class A      1/01/90             14.16     14.74       16.30     17.50     (6.38)    (1.46)
Class B      5/26/98              4.88      5.71                           (6.63)    (2.31)
Class C      7/07/98              2.40      2.40                           (3.33)    (2.47)

GAMERICA CAPITAL FUND
Class A      5/12/95             20.08     21.18       22.59     23.86      1.22      6.54
Class B      5/26/98             13.57     14.51                            0.97      5.97
Class C      5/26/98             14.20     14.20                            4.81      5.81

         Prospective investors should note that past results may not be indicative of future performance. The investment return and principal value of shares of a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Comparative performance information may be used from time to time in advertising each Fund's shares. The performance of GAM Global Fund may be compared to the Morgan Stanley Capital International ("MSCI") World Index. The performance of GAM International Fund may be compared to the MSCI Europe, Australia, Far East ("EAFE") Index. The performance of GAM Pacific Basin Fund may be compared to the MSCI Pacific Index. The performance of GAM Japan Capital Fund may be compared to the Tokyo Stock Exchange Index. The performance of GAM American Focus Fund and GAMerica Capital Fund may be compared to the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. The performance of GAM Europe Fund may be compared to the MSCI Europe and Financial Times Actuaries World Indices-Europe. Each stock index is an unmanaged index of common stock prices, converted into U.S. dollars where appropriate. Any index selected by a Fund may not compute total return in the same manner as the Funds and may exclude, for example, dividends paid on stocks included in the index and brokerage or other fees.


--------------------------------------------------------------------------------
                              DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         GAM Funds, Inc., a Maryland corporation, was organized on May 7, 1984. The Company has seven series of common stock outstanding, each of which may be divided into four classes of shares: Class A, Class B, Class C and Class D Shares. The four classes of shares of a series represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by the Act or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution fees and other expenses of each class. Class D Shares bear higher 12b-1 fees than Class A Shares, which will cause the Class D Shares to pay lower dividends than the Class A Shares. Class B and Class C Shares pay higher 12b-1 fees than Class A and Class D Shares, which will cause the Class B and Class C Shares to pay lower dividends than the Class A and Class D Shares. The Directors, in the exercise of their fiduciary duties under the Act and Maryland law, will seek to ensure that no conflicts arise among the classes of shares of a Fund.

         Each share outstanding is entitled to share equally in dividends and other distributions and in the net assets of the respective series on liquidation. Shares are fully paid and non-assessable when issued, freely transferable, have no pre-emptive or subscription rights, and are redeemable and subject to redemption under certain conditions described above. The Funds do not generally issue certificates for shares purchased.

         Each share outstanding entitles the holder to one vote. If a Fund is separately affected by a matter requiring a vote, the shareholders of each such Fund shall vote separately. The Company is not required to hold annual meetings of shareholders, although special meetings will be held for purposes such as electing or removing directors, changing fundamental policies, or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a director as if Section 16
(c) of the Act were applicable.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The audited financial statements of each Fund for the fiscal year ended December 31, 2000 and the report of the Funds' independent accountants in connection therewith are included in the 2000 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional Information.